As filed with the Securities and Exchange Commission on January 23, 2018

File No. 333-221987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

Dimensional Investment Group Inc.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(512) 306-7400

(Registrant’s Area Code and Telephone Number)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group, Inc.

6300 Bee Cave Road, Building One

Austin, TX 78746

(Name of Address of Agent for Service)

Send Copies of Communications to:

Jana L. Cresswell, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Shares of common stock, with par value of one cent ($0.01) per share, of the DFA International Portfolio III and the U.S. Large Cap Value Portfolio III, each a series of the Registrant.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

DIMENSIONAL FUND ADVISORS LP

Dimensional Investment Group Inc.

DFA Investment Dimensions Group Inc.

6300 Bee Cave Road, Building One

Austin, TX 78746

January 24, 2018

Dear Shareholder:

We are contacting you with some important information concerning your investment in:

•	DFA International Value Portfolio II,

•	LWAS/DFA International High Book to Market Portfolio, and/or

•	LWAS/DFA U.S. High Book to Market Portfolio.

The Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., on behalf of their respective Portfolios, have approved the reorganization (the “International Reorganization”) of the LWAS/DFA International High Book to Market Portfolio (the “LWAS International Target Portfolio”) and the DFA International Value Portfolio II (the “International II Target Portfolio”) into the DFA International Value Portfolio III (the “International Acquiring Portfolio”). The Board of Directors of Dimensional Investment Group Inc. also has approved the reorganization (the “U.S. Reorganization”) of the LWAS/DFA U.S. High Book to Market Portfolio (the “LWAS U.S. Target Portfolio”) into the U.S. Large Cap Value Portfolio III (the “U.S. Acquiring Portfolio”).

The LWAS International Target Portfolio, the International II Target Portfolio and the International Acquiring Portfolio (together, the “International Portfolios”) pursue identical investment objectives and have identical investment strategies. The International Portfolios operate as feeder funds in a master-feeder structure, and each Portfolio invests substantially all of its assets in The DFA International Value Series (the “International Master Fund”) of The DFA Investment Trust Company.

The LWAS U.S. Target Portfolio and the U.S. Acquiring Portfolio (together, the “U.S. Portfolios”) pursue identical investment objectives and have identical investment strategies. The U.S. Portfolios operate as feeder funds in a master-feeder structure, and each Portfolio invests substantially all of its assets in The U.S. Large Cap Value Series (the “U.S. Master Fund”) of The DFA Investment Trust Company.

Each reorganization is expected to occur on or about February 26, 2018. Upon completion of the International Reorganization, shareholders of the LWAS International Target Portfolio and International II Target Portfolio will become shareholders of the International Acquiring Portfolio, and will receive shares of the International Acquiring Portfolio equal in value to their shares in the respective Target Portfolio. Upon completion of U.S. Reorganization, shareholders of the LWAS U.S. Target Portfolio will become shareholders of the U.S. Acquiring Portfolio, and will receive shares of the U.S. Acquiring Portfolio equal in value to their shares in the LWAS U.S. Target Portfolio. Following each reorganization, each Acquiring Portfolio will continue to invest substantially all of its assets in its respective Master Fund. Each reorganization is expected to be tax-free for federal income tax purposes, and no sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee will be charged by the Portfolios as a result of the reorganization.

The reorganizations do not require shareholder approval, and you are not being asked to vote.

However, we do ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the International Acquiring Portfolio and U.S. Acquiring Portfolio, including fees and expenses.

The Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., including a majority of the independent directors of each Board, have approved unanimously the reorganizations and believe the reorganizations are in the best interests of the Portfolios and their shareholders.

If you have questions, please call Dimensional Fund Advisors LP collect at 512-306-7400.

Thank you for investing with Dimensional.

Sincerely,

David G. Booth

Chairman

INFORMATION STATEMENT/PROSPECTUS

Dated January 24, 2018

DFA Investment Dimensions Group Inc.

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

This Information Statement/Prospectus is being furnished to shareholders of the: DFA International Value Portfolio II (the “International II Target Portfolio”), the LWAS/DFA International High Book to Market Portfolio (the “LWAS International Target Portfolio”) and the LWAS/DFA U.S. High Book to Market Portfolio (the “LWAS U.S. Target Portfolio”) (each a “Target Portfolio” and together, the “Target Portfolios”) in connection with the reorganizations of the Target Portfolios into other portfolios in the Dimensional Fund Complex as described below.

The Board of Directors of DFA Investment Dimensions Group Inc. (“DFAIDG”) and/or the Board of Directors of Dimensional Investment Group Inc. (“DIG“) approved the following two reorganizations.

First, the Board of Directors of DIG and the Board of Directors of DFAIDG (together, the “Boards”) approved an Agreement and Plan of Reorganization (the “International Plan”) under which:

(i)	the DFA International Value Portfolio III (the “International Acquiring Portfolio”), a series of DIG, will acquire substantially all of the assets of the International II Target Portfolio, a series of DIG, and the LWAS International Target Portfolio, a series of DFAIDG, in exchange solely for shares of common stock of the International Acquiring Portfolio;

(ii)	the shares of the International Acquiring Portfolio will be distributed to the shareholders of the International II Target Portfolio and LWAS International Target Portfolio according to their respective interests in such Target Portfolio; and

(iii)	the International II Target Portfolio and the LWAS International Target Portfolio each will be liquidated and dissolved (the “International Reorganization”).

Second, the Board of Directors of DIG also approved a Plan of Reorganization (the “U.S. Plan”) under which:

(i)	the U.S. Large Cap Value Portfolio III (the “U.S. Acquiring Portfolio”), a series of DIG, will acquire substantially all of the assets of the LWAS U.S. Target Portfolio (together with the U.S. Acquiring Portfolio, the “U.S. Portfolios”), another series of DIG, in exchange solely for shares of common stock of the U.S. Acquiring Portfolio;

(ii)	the shares of the U.S. Acquiring Portfolio will be distributed to the shareholders of the LWAS U.S. Target Portfolio according to their respective interests in the LWAS U.S. Target Portfolio; and

(iii)	the LWAS U.S. Target Portfolio will be liquidated and dissolved (the “U.S. Reorganization”). (The “International Plan” and the “U.S. Plan,” are each a “Plan” and together the “Plans,” and the “International Reorganization” and “U.S. Reorganization,” are each a “Reorganization,” and together, the “Reorganizations”). A copy of each Plan is provided in Exhibit A.

The shares of the International Acquiring Portfolio or U.S. Acquiring Portfolio (each an “Acquiring Portfolio” and together, the “Acquiring Portfolios”) received by the shareholders of a Target Portfolio in the exchange will be equal in aggregate net asset value to the aggregate net asset value of their shares of the Target Portfolio as of the closing date of the Reorganization. Each Reorganization is expected to be effective on or about February 26, 2018.

The Board of Directors of DFAIDG (the “DFAIDG Board”) and the Board of Directors of DIG (the “DIG Board”), including a majority of the independent directors of each Board, believes that each Reorganization is in the best interests of each of their respective Target Portfolios and that the interests of each Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. Similarly, the DIG Board, including a majority of the independent directors, believes that each Reorganization is in the best interests of each respective Acquiring Portfolio, and that the interests of each Acquiring Portfolio’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, each Reorganization is intended to be structured as a tax-free transaction for the Target Portfolios, the Acquiring Portfolio, and their shareholders.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The LWAS International Target Portfolio is a diversified portfolio of DFAIDG, a corporation created under the laws of Maryland, which is registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as an open-end management investment company. The International Target Portfolio II, the LWAS U.S. Target Portfolio and each Acquiring Portfolio is a diversified portfolio of DIG, which also is a corporation created under the laws of Maryland, and which is registered with the Commission as an open-end management investment company. The investment objectives of each Target Portfolio and each Acquiring Portfolio (together, the “Portfolios”) are identical—to achieve long-term capital appreciation. The principal offices of DFAIDG and DIG are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Portfolios are sponsored by Dimensional Fund Advisors LP (“Dimensional”). The principal offices of Dimensional are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing. A statement of additional information, dated January 24, 2018, relating to this Information Statement/Prospectus and the proposed Reorganization, is available upon request and without charge by calling collect or writing to Dimensional at the phone number and address listed above. The prospectus of each Acquiring Portfolio, dated February 28, 2017 (as it may be supplemented through the date hereof) (the “Acquiring Portfolios’ Prospectus”) accompanies this Information Statement/Prospectus as Exhibit B, and is incorporated herein by reference, which means that the Acquiring Portfolios’ Prospectus is legally considered to be a part of this Information Statement/Prospectus.

Additional information about the Acquiring Portfolios, the Target Portfolios, and the proposed Reorganizations, including the prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports for the Acquiring Portfolios and the Target Portfolios, has been filed with the SEC and is available, free of charge, by (i) calling Dimensional collect at 512-306-7400, (ii) accessing the documents at the Portfolios’ website at https://us.dimensional.com/fund-documents, or (iii) writing to the Portfolios at the address listed on the cover of this Information Statement/Prospectus. In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov. You may review and copy the documents at the Commission’s Public Reference Room in Washington, DC (for information on the operation of the Commission’s Public Reference Room, call 202-551-8090). You may request documents by mail from the Commission, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

This Information Statement/Prospectus, dated January 24, 2018, and the Exhibits are expected to be mailed to shareholders of the Target Portfolios on or about January 26, 2018.

AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2

i

Summary

This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including each Plan relating to the Reorganizations, forms of which are attached to this Information Statement/Prospectus in Exhibit A, and the Acquiring Portfolios’ Prospectus, which are attached in Exhibit B.

How will the Reorganizations work?

Under each Plan, substantially all of a Target Portfolio’s assets will be transferred to its corresponding Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio of equivalent aggregate net asset value (“NAV”). Your shares of the Target Portfolio will be exchanged for shares of equivalent aggregate NAV of the Acquiring Portfolio. Because each Portfolio has a different NAV per share, the number of Acquiring Portfolio shares that you receive likely will be different than the number of Target Portfolio shares that you own, even though the total value of your investment will be the same immediately before and after the exchange. After shares of the Acquiring Portfolio are distributed to a Target Portfolio’s shareholders, the Target Portfolio will be completely liquidated and dissolved. (The transaction is referred to in this Information Statement/Prospectus as a “Reorganization.”) As a result of the Reorganization, you will cease to be a shareholder of a Target Portfolio and will become a shareholder of the corresponding Acquiring Portfolio. This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place. The closing date of each Reorganization is expected to occur on or about February 26, 2018.

Why did the Boards approve the Reorganizations?

Each of the LWAS International Target Portfolio, International II Target Portfolio and International Acquiring Portfolio has the same investment objective and each is a feeder fund investing in The DFA International Value Series (the “International Master Fund”). Each of the LWAS U.S. Target Portfolio and the U.S. Acquiring Portfolio has the same investment objective and each is a feeder fund investing in The U.S. Large Cap Value Series (the “U.S. Master Fund”). Because of the similarities in the Portfolios, Dimensional proposed the reorganizations for approval by the DFAIDG Board and the DIG Board because the Reorganizations would create opportunities for increased operational efficiency that may translate into fund cost savings. Dimensional also recognized that the Reorganizations would eliminate the administrative and regulatory costs of operating each of the Portfolios as separate mutual funds.

The DFAIDG Board and the DIG Board, including all of each Board’s Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Directors”), after careful consideration, have determined that each Reorganization is in the best interests of each of its respective Target Portfolios and will not dilute the interests of the existing shareholders of such Target Portfolio. The DFAIDG Board and DIG Board each made this determination based on various factors, including economies of scale, operational efficiencies and the total expense ratios of the Portfolios, in addition to those that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganizations.”

Similarly, the DIG Board, including all of DIG’s Independent Directors, has approved each Reorganization with respect to the Acquiring Portfolios. The DIG Board has determined that each Reorganization is in the best interests of each respective Acquiring Portfolio and that the interests of the Acquiring Portfolio’s shareholders will not be diluted as a result of the Reorganization.

How will the Reorganizations affect me?

If your Reorganization is consummated, you will cease to be a shareholder of a Target Portfolio and will become a shareholder of the corresponding Acquiring Portfolio. It is anticipated that the Reorganization will benefit you in several ways, including the following:

Cost Savings. Each Acquiring Portfolio has a lower total expense ratio than the corresponding Target Portfolios.

For a more detailed comparison of the Portfolios’ fees and expenses, see the section below “What are the fees and expenses of the Portfolios and what might they be after the Reorganization?”

1

Operating Efficiencies. Upon completion of each Reorganization, a Target Portfolio’s shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies from economies of scale.

Who will bear the costs associated with the Reorganizations?

It is anticipated that the total costs of the International Reorganization, including the expenses of preparing, printing, and mailing this Information Statement/Prospectus, will be approximately $96,000. It is anticipated that the total costs of the U.S. Reorganization, including the expenses of preparing, printing, and mailing this Information Statement/Prospectus, will be approximately $55,000. The expenses of the International Reorganization will be allocated pro rata to the LWAS International Target Portfolio and International II Target Portfolio based on their relative net assets. The expenses of the U.S. Reorganization will be paid by the LWAS U.S. Target Portfolio.

What are the federal income tax consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the Target Portfolios and the Acquiring Portfolios must receive an opinion of Stradley, Ronon, Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, a Target Portfolio will recognize gain or loss as a direct result of the Reorganization of the Target Portfolio, and the holding period and aggregate tax basis for the Acquiring Portfolio shares that you receive will be the same as the holding period and aggregate tax basis of the Target Portfolio shares that you surrender in the Reorganization. At any time prior to the consummation of the Reorganization, you may redeem your Target Portfolio shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes.

You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section “Information About the Reorganizations—What are the tax consequences of the Reorganizations?”

How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?

The Target Portfolios and the Acquiring Portfolios have identical investment objectives: to achieve long-term capital appreciation. Each Portfolio’s investment objective is fundamental and cannot be changed without shareholder approval. Each Target Portfolio and its corresponding Acquiring Portfolio, as feeder funds, pursue identical investment strategies. The LWAS International Target Portfolio, the International II Target Portfolio and the International Acquiring Portfolio (together, the “International Portfolios”) each seek to achieve its investment objective primarily by investing substantially all of its assets in the shares of the International Master Fund, which, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that Dimensional determines to be value stocks. The investment policies of the International Portfolios are identical.

The LWAS U.S. Target Portfolio and the U.S. Acquiring Portfolio (together, the “U.S. Portfolios”) each seek to achieve its investment objective primarily by investing substantially all of its assets in the shares of the U.S. Master Fund, which, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that Dimensional determines to be value stocks. The investment policies of the U.S. Portfolios are identical.

For further information about the Portfolios’ investment objectives and investment strategies, see “Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks,” below.

The Portfolios have adopted identical fundamental investment restrictions, which may not be changed without prior shareholder approval. Each Acquiring Portfolio’s fundamental investment restrictions are listed in the Acquiring Portfolio’s statement of additional information, dated February 28, 2017 (as supplemented through the date hereof), which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request. Each Target Portfolio’s fundamental investment restrictions are listed in their statements of additional information, dated February 28, 2017 (as supplemented through the date hereof), which are incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and are available upon request.

2

What are the distribution arrangements for the Portfolios?

The Portfolios are distributed by DFAS, which serves as the principal underwriter for the shares of the Portfolios. DFAS is a wholly-owned subsidiary of Dimensional. The principal business address of DFAS is 6300 Bee Cave Road, Building One, Austin, Texas 78746. Pursuant to DFAS’s Amended and Restated Distribution Agreements (together, the “Distribution Agreements”) with each of DFAIDG and DIG, DFAS uses its best efforts to arrange for the sale of the Portfolios’ shares, which are continuously offered. No sales charges are paid by investors or the Portfolios. No compensation is paid by the Portfolios to DFAS under the Distribution Agreements.

Each Portfolio is authorized to, and currently offers, one class of shares, which does not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.

What are the Portfolios’ arrangements for purchases, exchanges, and redemptions?

The procedures for purchasing, exchanging and redeeming shares of the Target Portfolios and the Acquiring Portfolios are substantially similar, and the Portfolios’ policies regarding excessive or short-term trading, are identical. You may refer to the Acquiring Portfolios’ Prospectus, attached hereto as Exhibit B, under the sections titled “Purchase of Shares” and “Redemption of Shares” for the procedures applicable to purchases, exchanges, and redemptions of the shares of each Portfolio.

Shares of each Acquiring Portfolio generally are available to 401(k) plans, clients of certain financial advisers and other institutional clients, in each case as approved by Dimensional. Shares of LWAS International Target Portfolio and LWAS U.S. Target Portfolio are available to clients of the financial adviser, LWI Financial Inc. Shares of International II Target Portfolio are available to 401(k) plans, clients, customers or members of certain institutions. There is currently no minimum initial or subsequent investment requirement for any of the Portfolios. All investments are subject to the approval of Dimensional. Shares may be purchased by shareholders of each Portfolio by contacting the shareholder’s financial adviser or other financial intermediary. Shareholders of each Target Portfolio will be eligible to purchase shares of the corresponding Acquiring Portfolio following the Reorganizations.

The purchase price of a share of each Portfolio is its NAV per share. The NAV per share of each Portfolio is calculated after the close of the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each day the NYSE is open. Provided that a Portfolio’s transfer agent or a transfer agent sub-designee has received the investor’s Account Registration Form in good order, shares of the Portfolio will be priced at the public offering price, which is the NAV of the shares next determined after receipt of the investor’s order. Each Portfolio reserves the right to reject any initial or subsequent investment request.

Each Target Portfolio and Acquiring Portfolio permits its shareholders to exchange shares of the Target Portfolios and the Acquiring Portfolios, respectively, for shares of certain other portfolios of DFAIDG and DIG. An exchange involves the simultaneous redemption of shares of one portfolio and the purchase of shares of another portfolio at each portfolio’s respective closing NAV next determined after the request for exchange has been received, and is a taxable transaction.

Each Portfolio redeems its shares at the NAV of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by a financial intermediary or sub-designee, if applicable).

Each Portfolio is intended for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. The DFAIDG Board and the DIG Board have adopted an identical policy (the “Trading Policy”) that is designed to discourage and prevent market timing or excessive short-term trading in the Portfolios. Under purchase blocking procedures implemented by Dimensional, DFAS, and their agents, subject to certain exemptions, an investor who has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”) will be blocked from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). You may refer to the Acquiring Portfolios’ Prospectus, attached hereto as Exhibit B, under the section titled “Policy

3

Regarding Excessive or Short-Term Trading,” for further information relating to the Trading Policy and the procedures applicable to purchase blocks.

Comparison of Some Important Features of the Portfolios

What are the principal risks of an investment in the Portfolios?

An investment in each Portfolio involves risks common to most mutual funds. There is no guarantee against losses resulting from investments in the Portfolios, nor that the Portfolios will achieve their investment objectives. The risks associated with an investment in each Target Portfolio and its corresponding Acquiring Portfolio are identical. You may lose money if you invest in the Portfolios.

Each Portfolio is subject to the Equity Market Risk, Value Investment Risk, Derivatives Risk, Securities Lending Risk and Cyber Security Risk. The International Portfolios are also subject to the Foreign Securities and Currencies Risk. For further information about the risks of investments in the Portfolios, see “Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks,” below.

How do the performance records of the Portfolios compare?

The bar charts and tables below illustrate the variability of the Portfolios’ returns and are meant to provide some indication of the risks of investing in the Portfolios. The bar charts show the changes in performance from year to year. The tables illustrate how annualized one-year, five-year and ten-year returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in each table does not reflect a deduction for fees, expenses, or taxes.

The after-tax returns presented for the Portfolios are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The accounting survivor of each Reorganization will be the Acquiring Portfolio. As a result, each combined Portfolio will continue the performance history of the applicable Acquiring Portfolio after the closing of the Reorganization.

4

LWAS International Target Portfolio

LWAS/DFA International High Book to Market Portfolio—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
33.91% (4/09–6/09)	-24.54% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
LWAS/DFA International High Book to Market Portfolio
Return Before Taxes	26.27%	7.92%	1.59%
Return After Taxes on Distributions	25.05%	6.43%	-0.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	15.64%	5.96%	0.98%
MSCI World ex USA Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%
(1)	The MSCI World ex USA Index measures the developed markets in the entire developed world less the United States.

5

International II Target Portfolio

DFA International Value Portfolio II—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
34.07% (4/09–6/09)	-24.30% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA International Value Portfolio II
Return Before Taxes	26.18%	8.17%	1.80%
Return After Taxes on Distributions	23.93%	6.23%	-0.72%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.45%	6.08%	1.01%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%

6

International Acquiring Portfolio

DFA International Value Portfolio III—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
34.03% (4/09–6/09)	-24.34% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA International Value Portfolio III
Return Before Taxes	26.23%	8.14%	1.82%
Return After Taxes on Distributions	25.16%	6.75%	0.78%
Return After Taxes on Distributions and Sale of Portfolio Shares	15.43%	6.12%	1.21%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%

7

LWAS U.S. Target Portfolio

LWAS/DFA U.S. High Book to Market Portfolio—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.54% (4/09–6/09)	-27.86% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
LWAS/DFA U.S. High Book to Market Portfolio
Return Before Taxes	19.01%	16.05%	8.67%
Return After Taxes on Distributions	15.52%	13.65%	7.37%
Return After Taxes on Distributions and Sale of Portfolio Shares	13.45%	12.57%	6.85%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	7.10%

8

U.S. Acquiring Portfolio

U.S. Large Cap Value Portfolio III—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.56% (4/09–6/09)	-27.85% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Large Cap Value Portfolio III
Return Before Taxes	19.11%	16.26%	8.87%
Return After Taxes on Distributions	16.79%	14.52%	7.85%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.60%	12.84%	7.05%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	7.10%

9

What are the fees and expenses of the Portfolios and what might they be after the Reorganizations?

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The fees and expenses in each table appearing below are based on the expenses of the Portfolios for the fiscal year ended October 31, 2017. Each table also shows the pro forma expenses of the combined Acquiring Portfolio after giving effect to the Reorganization, based on pro forma net assets as of October 31, 2017. Pro forma numbers are estimated in good faith and are hypothetical. The tables below reflect the expenses of each Portfolio and the Master Fund through which the Portfolios invest in securities. Actual expenses may vary significantly. You will not pay any sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee in connection with the Reorganization.

International Reorganization

	LWAS International Target Portfolio	International II Target Portfolio	International Acquiring Portfolio	Pro Forma— International Acquiring Portfolio after Reorganization
Shareholder Fees (fees paid directly from your investment):	None	None	None	None

Annual Portfolio Operating Expenses for LWAS International Target Portfolio,

International II Target Portfolio and the International Acquiring Portfolio

(expenses deducted from Portfolio assets)*

	LWAS International Target Portfolio		International II Target Portfolio	International Acquiring Portfolio	Pro Forma— Acquiring Portfolio after Reorganization
Management Fee	0.41%		0.41%	0.41%	0.41%
Other Expenses	0.08%	**	0.21%	0.03%	0.03%
Total Annual Operating Expenses	0.49%		0.62%	0.44%	0.44%
Fee Waiver and/or Expense Reimbursements	0.20%		0.20%	0.20%	0.20%
Net Expenses	0.29%		0.42%	0.24%	0.24%
*	The “Management Fee” includes an investment management fee payable by the Portfolio and an investment management fee payable by the Master Fund. For any period when the Portfolio is invested in other funds managed by Dimensional, including the Master Fund (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Master Fund.
**	“Other Expenses” have been restated to reflect current fee components. Prior to February 28, 2017, the Portfolio was subject to a client services fee of 0.19%.

10

U.S. Reorganization

	LWAS U.S. Target Portfolio	U.S. Acquiring Portfolio	Pro Forma—U.S. Acquiring Portfolio after Reorganization
Shareholder Fees (fees paid directly from your investment):	None	None	None

Annual Portfolio Operating Expenses for the LWAS U.S.

Target Portfolio and the U.S. Acquiring Portfolio

(expenses deducted from Portfolio assets)*

	LWAS U.S. Target Portfolio		U.S. Acquiring Portfolio	Pro Forma—U.S. Acquiring Portfolio after Reorganization
Management Fee	0.21%		0.21%	0.21%
Other Expenses	0.07%	**	0.02%	0.02%
Total Annual Operating Expenses	0.28%		0.23%	0.23%
Fee Waiver and/or Expense Reimbursements	0.10%		0.10%	0.10%
Net Expenses	0.18%		0.13%	0.13%
*	The “Management Fee” includes an investment management fee payable by the Portfolio and an investment management fee payable by the Master Fund. For any period when the Portfolio is invested in other funds managed by Dimensional, including the Master Fund (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Master Fund.
**	“Other Expenses” have been restated to reflect current fee components. Prior to February 28, 2017, the Portfolio was subject to a client services fee of 0.15%.

EXPENSE EXAMPLES

These Examples are meant to help you compare the cost of investing in the Acquiring Portfolios with the cost of investing in the Target Portfolios.

The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. The costs for each Portfolio reflect the net expenses of the Portfolio that result from the permanent contractual fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

International Reorganization

	1 Year	3 Years	5 Years	10 Years
LWAS International Target Portfolio	$30	$93	$163	$368
International II Target Portfolio	$43	$135	$235	$530
International Acquiring Portfolio	$25	$77	$135	$306
Pro Forma—International Acquiring Portfolio after Reorganization	$25	$77	$135	$306

11

U.S. Reorganization

	1 Year	3 Years	5 Years	10 Years
LWAS U.S. Target Portfolio	$18	$58	$101	$230
U.S. Acquiring Portfolio	$13	$42	$73	$166
Pro Forma—U.S. Acquiring Portfolio after Reorganization	$13	$42	$73	$166

These Examples reflect the aggregate annual operating expenses of a Portfolio and its corresponding Master Fund.

What are the Portfolios’ dividend payment policies and pricing arrangements?

The dividend payment policies of the Portfolios are identical. Dividends from net investment income of each Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The Portfolios intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Portfolio holds the assets). The Portfolios may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolios. Shareholders of each Portfolio automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at NAV, unless, upon written notice to Dimensional and completion of the requisite account information, another option is selected by shareholders. All Portfolios notify their shareholders annually of the source and tax status of all dividends and distributions for federal income tax purposes. For additional information, you may refer to the Acquiring Portfolios’ Prospectus, attached hereto as Exhibit B, under the section titled “Dividends, Capital Gains Distributions, and Taxes.”

The Portfolios have identical procedures for calculating their share prices and valuing their portfolio securities. The Portfolios determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time). The Portfolios will not be priced on days that the NYSE is closed for trading. DFAIDG and DIG have adopted identical policies and procedures for valuing the Portfolios’ portfolio assets. For more information about the Acquiring Portfolios’ pricing procedures, you may refer to the Acquiring Portfolios’ Prospectus, attached hereto as Exhibit B, under the section titled “Valuation of Shares.”

Who manages the Portfolios?

The management of the business and affairs of the LWAS International Target Portfolio is the responsibility of the DFAIDG Board, while the management of the business and affairs of the LWAS U.S. Target Portfolio, International II Target Portfolio and each Acquiring Portfolio is the responsibility of the DIG Board. The composition of the Boards of DFAIDG and DIG is identical. Each Board elects officers, who are responsible for the day-to-day operations of the Portfolios.

Dimensional serves as investment advisor to each Portfolio and to the International Master Fund and U.S. Master Fund. Pursuant to an Investment Management Agreement with each Master Fund, Dimensional is responsible for the Management of the Master Fund’s assets. With respect to an Investment Management Agreement with each Portfolio, Dimensional manages the portion of each Portfolio’s assets that are retained by the Portfolio for direct investment. If Dimensional believes it is in the best interests of the Portfolio and its shareholders to do so, at its discretion, Dimensional may make a determination to withdraw a Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly. There are no material differences between each Target Portfolio’s Investment Management Agreement and its corresponding Acquiring Portfolio’s Investment Management Agreement.

12

The investment management fee for each Portfolio and Master Fund is listed below:

Portfolio/Master Fund	Management Fee
International Reorganization
LWAS International Target Portfolio	0.21%
International II Target Portfolio	0.21%
International Acquiring Portfolio	0.21%
International Master Fund	0.20%
U.S. Reorganization
LWAS U.S. Target Portfolio	0.11%
U.S. Acquiring Portfolio	0.11%
U.S. Master Fund	0.10%

As of the date of this Information Statement/Prospectus, each Portfolio invests substantially all of its assets in its corresponding Master Fund. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers, and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Information Statement/Prospectus, the Investment Committee has twelve members. Investment strategies for the Portfolios and Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and Master Funds based on the parameters established by the Investment Committee. The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios.

LWAS International Target Portfolio, International II Target Portfolio and International Acquiring Portfolio

Joseph H. Chi is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a portfolio manager in 2005 and has been responsible for the International Portfolios since 2010.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a portfolio manager in 2004 and has been responsible for the International Portfolios since 2010.

Mary T. Phillips is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined Dimensional in 2012, has been a portfolio manager since 2014, and has been responsible for the International Portfolios since 2015.

Bhanu P. Singh is a Senior Portfolio Manager and Vice President of Dimensional. Mr. Singh received his MBA from the University of Chicago and his BA from the University of California, Los Angeles. Mr. Singh joined Dimensional originally in 2003, has been a portfolio manager since 2012 and has been responsible for the International Portfolios since 2015.

13

LWAS U.S. Target Portfolio and U.S. Acquiring Portfolio

Joseph H. Chi is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a portfolio manager in 2005 and has been responsible for the U.S. Portfolios since 2012.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a portfolio manager in 2004 and has been responsible for the U.S. Portfolios since 2012.

Lukas J. Smart is a Senior Portfolio Manager and Vice President of Dimensional. Mr. Smart holds an MBA from the University of Chicago Booth School of Business and a BA from the University of San Diego. Mr. Smart joined Dimensional in 2007, has been a portfolio manager since 2010, and has been responsible for the U.S. Portfolios since 2015.

Dimensional provides each Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. A discussion regarding the basis for the Board of Directors/Trustees approving the Investment Management Agreement with respect to each Portfolio and Master Fund is available in the semi-annual report for the Portfolios and the Master Funds for the fiscal period ending April 30, 2017. Dimensional’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. Dimensional has been engaged in the business of providing investment management services since May 1981. Dimensional is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2017, assets under management for all Dimensional affiliated advisors totaled approximately $472 billion.

With respect to the International Portfolios and International Master Fund, Dimensional has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia (i) select brokers or dealers to execute purchases and sales of securities in the International Master Fund’s portfolio, and assist Dimensional in determining eligible securities available for purchase and sale in the International Master Fund; (ii) allocate trades among brokers or dealers; (iii) determine the best and most efficient means of purchasing and selling portfolio securities in order to receive best price and execution; (iv) make recommendations and elections on corporate actions; and (v) provide investment and ancillary services for Dimensional. Dimensional controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom.

Pursuant to a Fee Waiver Agreement for the Portfolios, Dimensional has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to Dimensional by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by Dimensional, except for the fees paid indirectly through its investment of securities lending cash collateral in an affiliated money market fund, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Total Management Fee Limitation Amount
International Reorganization
LWAS International Target Portfolio	0.21%
International II Target Portfolio	0.21%
International Acquiring Portfolio	0.21%
U.S. Reorganization
LWAS U.S. Target Portfolio	0.11%
U.S. Acquiring Portfolio	0.11%

14

Information About the Reorganizations

Reasons for the Reorganizations

Each of the LWAS International Target Portfolio, International II Target Portfolio and International Acquiring Portfolio has the same investment objective and each is a feeder fund investing in the International Master Fund. Each of the LWAS U.S. Target Portfolio and the U.S. Acquiring Portfolio has the same investment objective and each is a feeder fund investing in the U.S. Master Fund. Because of the similarities in the Portfolios, Dimensional proposed the reorganizations for approval by the DFAIDG Board and the DIG Board because the Reorganizations would create opportunities for increased operational efficiency that may translate into fund cost savings. Dimensional also recognized that the Reorganizations would eliminate the administrative and regulatory costs of operating each of the Portfolios as separate mutual funds.

Each of the DFAIDG Board and the DIG Board considered the International Portfolios Reorganization and approved the International Plan. The DIG Board considered the U.S. Portfolios Reorganization and approved the U.S. Plan. In considering the Plans, the DFAIDG Board and the DIG Board requested and received detailed information from the officers of DFAIDG and DIG, and representatives of Dimensional regarding the Reorganizations, including: (1) the specific terms of each Plan; (2) the investment objectives, investment strategies, and investment policies of the Target Portfolios and the Acquiring Portfolios; (3) comparative data analyzing the fees and expenses of the Portfolios; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Portfolios; (5) the management, financial position, and business of Dimensional and its affiliates; (6) the impact of each Reorganization on the Portfolios and their shareholders; (7) the relative asset sizes of the Portfolios, including the benefits of a Portfolio combining with another Portfolio; and (8) historical performance data for the Portfolios.

In approving the International Reorganization, the DFAIDG Board, including all of the Independent Directors, determined that (i) participation in the International Reorganization is in the best interest of the LWAS International Target Portfolio’s shareholders, and (ii) the interests of the LWAS International Target Portfolio’s shareholders will not be diluted as a result of the International Reorganization.

In approving the International Reorganization and the U.S. Reorganization, the DIG Board, including all of the Independent Directors, determined that (i) participation in each Reorganization is in the best interest of shareholders of the International II Target Portfolio and LWAS U.S. Target Portfolio, and (ii) the interests of shareholders of the International II Target Portfolio and LWAS U.S. Target Portfolio will not be diluted as a result of the Reorganizations.

In making these determinations, the DFAIDG Board and the DIG Board, as applicable, including all of the Independent Directors, considered a number of factors, including the potential benefits and costs of each Reorganizations to the shareholders of the Target Portfolios. These considerations included the following:

•	The total expense ratio of each Acquiring Portfolio is expected to be less than the total expense ratio of each corresponding Target Portfolio;

•	Shareholders of each Target Portfolio likely will benefit from economies of scale as fixed costs are shared, and operating efficiencies may be achieved;

•	The investment objective, investment strategies, and investment policies of each Target Portfolio and its corresponding Acquiring Portfolio are identical;

•	Each Acquiring Portfolio will continue to operate as a feeder fund investing substantially all of its assets in the shares of a Master Fund, and thus, a Target Portfolio’s investment program will not change as a consequence of the Reorganization;

•	Each Acquiring Portfolio may be more competitive in the marketplace;

•	Each Reorganization will eliminate the administrative and regulatory costs of operating each Portfolio as a separate mutual fund;

•	The Target Portfolios will pay the costs of each Reorganization;

15

•	The Reorganization is intended to be tax-free for federal income tax purposes for shareholders of each Target Portfolio; and

•	The alternatives available for shareholders of each Target Portfolio, including the ability to redeem their shares in the Target Portfolio prior to the Reorganization.

Based upon their evaluation of the relevant information presented to them, and in light of its fiduciary duties under federal and state law, the DFAIDG Board and the DIG Board, including all of the Independent Directors, concluded that completing each Reorganization is in the best interests of the shareholders of their respective Target Portfolios and that no dilution of value would result to the shareholders of a Target Portfolio from a Reorganization.

The DIG Board, including all of the Independent Directors, on behalf of the Acquiring Portfolios, also concluded that each Reorganization is in the best interests of the Acquiring Portfolios and their shareholders, and that no dilution in value would result to the shareholders of the Acquiring Portfolios from the Reorganization. Consequently, the DIG Board approved the Plans on behalf of each Acquiring Portfolio.

16

Information About the Plans

This is only a summary of the Plans. You should read the form of each Plan, which are attached as Exhibit A to this Information Statement/Prospectus and are incorporated by reference, for complete information about the Reorganizations.

How will the Reorganizations be carried out?

Each Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. DFAIDG and DIG, with respect to International Reorganization, and DIG, with respect to the U.S. Reorganization, will determine a specific date, called the “closing date,” for such Reorganization to take place. Under each Plan, each Target Portfolio will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the respective Acquiring Portfolio on the closing date, which is scheduled to occur on or about February 26, 2018, but which may occur on an earlier or later date as the parties may agree. An Acquiring Portfolio shall not assume any liability of a Target Portfolio. In exchange, DIG will issue shares of the respective Acquiring Portfolio that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Portfolio by such Target Portfolio. DFAIDG or DIG, as applicable, will distribute the Acquiring Portfolio shares it receives to the shareholders of the respective Target Portfolio. Each shareholder of a Target Portfolio will receive a number of Acquiring Portfolio shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Portfolio. The share transfer books of each Target Portfolio will be permanently closed as of 4:00 p.m., Eastern Time, on the closing date. Each Target Portfolio will accept requests for redemptions only if received in proper form before 4:00 p.m., Eastern Time, on the closing date. Requests received after that time will be considered requests to redeem shares of the respective Acquiring Portfolio. As soon as reasonably practicable after the transfer of its assets, each Target Portfolio will pay or make provision for payment of all its remaining liabilities, if any. Each Target Portfolio will then terminate its existence as a separate series of DFAIDG or DIG, as applicable.

The parties may agree to amend a Plan to the extent permitted by law. If the parties agree, a Plan may be terminated or abandoned at any time before the Reorganization.

Each of DFAIDG and DIG has made representations and warranties in the Plan that are customary in matters such as the Reorganization. The obligations under the Plan of DFAIDG (with respect to the LWAS International Target Portfolio) and DIG (with respect to the International II Target Portfolio, LWAS U.S. Target Portfolio, and the Acquiring Portfolios) are subject to various conditions, including:

•	DIG’s registration statement on Form N-14 under the Securities Act of 1933, of which this Information Statement/Prospectus is a part, shall have been filed with the SEC and such registration statement shall have become effective and shall not have been withdrawn or terminated, and no stop-order suspending the effectiveness of the registration statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC; and

•	DFAIDG and DIG shall have received a tax opinion described below that the consummation of the Reorganizations will not result in the recognition of gain or loss for federal income tax purposes for the Target Portfolios, the Acquiring Portfolios, or their shareholders.

Who will pay the expenses of the Reorganization?

The Target Portfolios will pay all of the costs and expenses resulting from the Reorganizations. The expenses of the International Reorganization are estimated to be $96,000 and the expenses of the U.S. Reorganization are expected to be $55,000. Because the Portfolios are feeder funds that invest in their respective Master Fund, it is not anticipated that there will be any brokerage costs as a result of either Reorganization.

What are the tax consequences of the Reorganization?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions made and representations to be made on behalf of each Acquiring Portfolio and each Target Portfolio, it is expected that Stradley Ronon will provide a legal opinion

17

to the effect that, for federal income tax purposes: (i) shareholders of a Target Portfolio will not recognize any gain or loss as a result of the exchange of their shares of the Target Portfolio for shares of an Acquiring Portfolio; (ii) an Acquiring Portfolio and its shareholders will not recognize any gain or loss upon receipt of a Target Portfolio’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Portfolio shares that are received by a Target Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Portfolio previously held by such shareholder.

Notwithstanding the foregoing, no opinion will be expressed as to the effect of a Reorganization on a Target Portfolio or an Acquiring Portfolio with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. No Portfolio has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of a Reorganization.

Prior to the closing of the Reorganization, each Target Portfolio but not the Acquiring Portfolios will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryforwards), if any, and at least 90 percent of its net tax-exempt income, if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, a Target Portfolio would recognize gain or loss on the transfer of its assets to the Acquiring Portfolio and each shareholder of the Target Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it received.

The tax attributes, including capital loss carryovers, of each of the LWAS International Target Portfolio and the International II Target Portfolio, on the one hand, and the LWAS U.S. Target Portfolio, move to the International Acquiring Portfolio and the U.S. Acquiring Portfolio, respectively, in each Reorganization. The capital loss carryovers of the Target Portfolios and their respective Acquiring Portfolio are available to offset future gains recognized by the combined Portfolio, subject to limitations under the Code. Where these limitations apply, all or a portion of a Portfolio’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Portfolio and its shareholders post-closing. First, the capital loss carryovers of each Portfolio that experiences a more than 50% ownership change in a Reorganization (e.g., in a Reorganization of two Portfolios, the smaller Portfolio), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years. The annual limitation will generally equal the NAV of a Portfolio on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Portfolio with net unrealized built-in gains at the time of closing of a Reorganization (i.e., unrealized appreciation in value of the Portfolio’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Portfolio has built-in gains at the time of closing that are realized by the combined Portfolio in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and recognized “built in losses”) of another Portfolio (“Five Year Limitation”). Third, the capital losses of a Target Portfolio that may be used by its Acquiring Portfolio (including to offset any “built-in gains” of a Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Portfolio for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year unless an election is made to use an alternative method permitted by the Code.

The Regulated Investment Company Modernization Act of 2010 (“RIC MOD”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010) for regulated investment companies, regardless of whether such regulated investment company is a party to a Reorganization. Consequently, these capital losses can be carried forward indefinitely. As of October 31, 2017, neither of the U.S. Portfolios had capital loss carryovers.

18

Based upon each Portfolio’s capital loss position as of October 31, 2017 (as shown in the table below), the annual limitations on the use of each Portfolio’s aggregate capital loss carryovers, if any, may not prevent the combined Portfolio from utilizing such losses, albeit over a period of time. However, the effect of these annual limitations may be to cause the combined Fund, post-closing, to distribute more capital gains in a taxable year than might otherwise have been the case if the Reorganization had not occurred. In addition, the capital gains recognized by the combined Portfolio on the sale of a Target Portfolio’s assets may not be fully offset by the capital loss carryovers of the Acquiring Portfolio due to the Five Year Limitation, resulting in a distribution of capital gains to shareholders following the Reorganization. The ability of the Acquiring Portfolio to absorb its own aggregate capital loss carryovers, if any, and those of the Target Portfolios, if any, post-closing depends upon a variety of factors that cannot be known in advance.

Line	LWAS International Target Portfolio (000s)	International II Target Portfolio (000s)		International Acquiring Portfolio (000s)
	(as of 10/31/17)	(as of 10/31/17)		(as of 10/31/17)
1 Capital Loss Carryovers (not subject to expiration)	$—	$(808)	[1]	$(26,378)
2 Unrealized Depreciation on a Tax Basis (“built-in losses”)[2]		$(1,450)	[3]
3 Aggregate Capital Loss Carryovers [L1 + L2]	$—	$(2,258)		$(26,378)
4 Unrealized Appreciation on a Tax Basis (“built-in gains”)[2]	$10,772	$—		$433,647
5 Net Unrealized Appreciation (Depreciation) as a Percentage of NAV [L2/L6 or L4/L6]	18.53%	-10.98%		17.06%
6 NAV	$58,129	$13,207		$2,541,484
7 Tax-Exempt Rate (January 2018)	1.96%	1.96%
8 Annual Limitation (approximate) [L6 x L7]	$1,139	$259		N/A
[1]	This amount may be subject to an existing annual limitation due to a prior ownership change of the Portfolio.
[2]	The built-in losses and built-in gains represent a Target Portfolio’s share of the unrealized gain/loss on investments held by the International Master Fund. The unrealized gain/loss on each Target Portfolio’s investment in the International Master Fund will be used for purposes of applying the applicable limitations described above on the use of each Target Portfolio’s aggregate capital loss carryovers, if any.
[3]	If this amount continues to be below the minimum threshold for net unrealized built-in losses under the Code on the Closing Date, this amount will not be included in the calculation of the Annual Limitation for the International II Target Portfolio.

Shareholders of a Target Portfolio will receive a proportionate share of any taxable income and gains realized by the Acquiring Portfolio and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Portfolio. As a result, shareholders of a Target Portfolio may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Portfolio following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than a Target Portfolio, shareholders of the Target Portfolio, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

19

Capital Structure and Shareholder Rights

Capital Structure

Each Portfolio is a series of an open-end, registered management investment company, commonly referred to as a “mutual fund.” DFAIDG was organized as a Maryland corporation on June 15, 1981. DIG was organized as a Maryland corporation on March 19, 1990. (DFAIDG and DIG are each referred to as a “Company,” and together as the “Companies.”)

The operations of each Company are governed by its respective Charter, Bylaws, and Maryland state law. Each Company also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.

Shares of each Acquiring Portfolio and each Target Portfolio have identical legal characteristics with respect to such matters as voting rights, assessability, conversion rights, and transferability. When issued for such consideration as the DFAIDG Board or DIG Board, as applicable, deems advisable, shares of each Portfolio are fully paid and non-assessable, and shall have no preemptive or subscription rights other than such, if any, as the Board may determine and at such price or prices and upon such other terms as the Board may fix. Shareholders of each Target Portfolio and each Acquiring Portfolio have no appraisal rights. Each share issued by a Portfolio is entitled to one full vote, and each fractional share is entitled to a proportionate fractional vote.

Upon the closing of the Reorganization, former shareholders of a Target Portfolio whose shares are represented by outstanding share certificates will not receive certificates for shares in the Acquiring Portfolio and all outstanding Target Portfolio share certificates shall be cancelled.

Rights of Target Portfolio and Acquiring Portfolio Shareholders

Shareholders of each Target Portfolio and its respective Acquiring Portfolio have substantially identical rights. There are no material differences between the rights of shareholders under the respective Charter and Bylaws of each Company. Accordingly, shareholders of each Portfolio have equal rights with respect to dividends and distributions, voting, and protection from liability. For example, shareholders of each Portfolio generally have the power to vote only: (i) for the election or removal of Directors; (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act; (iii) with respect to certain amendments of the Charter; (iv) with respect to such additional matters relating to DFAIDG or DIG, as applicable, as may be required by the 1940 Act, the Charters, the Bylaws, or any registration of DFAIDG or DIG, as applicable, with the Commission or any state, or as the Directors may consider necessary or desirable.

Neither Portfolio is required to hold an annual shareholder meeting under its Company’s Charter or Bylaws. If a shareholder meeting is held, the Portfolios have identical notice, quorum and adjournment requirements and voting standards. Both Companies generally require a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a Director.

Neither the Charter nor the By-Laws of the Companies contain specific provisions regarding the personal liability of shareholders. However, under the Maryland corporate law, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

What is the capitalization of the Portfolios?

The following table sets forth the unaudited capitalization of each Target Portfolio and each Acquiring Portfolio as of December 29, 2017, and the unaudited pro forma combined capitalization of each Acquiring Portfolio as adjusted to give effect to the proposed Reorganization. The following are examples of the number of shares of each Acquiring Portfolio that would have been exchanged for the shares of the Target Portfolios if the

20

Reorganization had been consummated on December 29, 2017, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs. Each shareholder of each Target Portfolio will receive the number of full and fractional shares of the Acquiring Portfolio equal in value to the value (as of the last valuation date) of the shares of the Target Portfolio.

	LWAS International Target Portfolio	International II Target Portfolio	International Acquiring Portfolio	Pro Forma Adjustments†	Pro Forma— International Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$58,704	$13,609	$2,607,061	$(38)	$2,679,336
Total shares outstanding	6,599,357	2,607,895	150,134,239	(5,041,757)	154,299,734
Net asset value per share	$8.90	$5.22	$17.36	—	$17.36

	LWAS U.S. Target Portfolio	U.S. Acquiring Portfolio	Pro Forma Adjustments†	Pro Forma— Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$58,847	$3,847,308	$(26)	$3,906,129
Total shares outstanding	3,088,908	142,438,303	(910,197)	144,617,015
Net asset value per share	$19.05	$27.01	—	$27.01
†	Adjustments reflect the remaining costs of the Reorganizations to be incurred by the Target Portfolios.

This information is for informational purposes only. There is no assurance that the Reorganizations will be consummated. Moreover, if consummated, the capitalization of each Target Portfolio and each Acquiring Portfolio is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Portfolio. Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Portfolio that actually will be received on or after such date.

21

Additional Information About the Acquiring Portfolios and the Target Portfolios

Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks

The following summarizes the investment objectives, strategies and risks of each Target Portfolio and the corresponding Acquiring Portfolio. Further information about each Target Portfolio’s and Acquiring Portfolio’s investment objectives, strategies and risks are contained in prospectuses and SAIs of the Target Funds and Acquiring Funds, which are on file with the SEC. The prospectuses and SAIs of the Target Funds and Acquiring Funds are also incorporated herein by reference.

International Reorganization

Investment Objectives and Strategies. The investment objectives and principal investment strategies of the International Portfolios are identical. Each International Portfolio’s investment objective is to achieve long-term capital appreciation. As feeder funds, each International Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the International Master Fund.

The International Master Fund, using a market capitalization weighted approach, generally purchases securities of large non-U.S. companies in countries with developed markets that Dimensional determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the International Master Fund. Dimensional may adjust the representation in the International Master Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that Dimensional determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Master Fund intends to purchase securities of large companies associated with developed market countries that Dimensional’s Investment Committee has designated as approved markets. Dimensional determines the minimum market capitalization of a large company with respect to each country or region in which the International Master Fund invests. Based on market capitalization data as of October 31, 2017, for the International Master Fund, the lowest minimum market capitalization of a large company in any country or region in which the International Master Fund invests would be $1,837.1 million. This threshold will change due to market conditions.

The International Master Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Master Fund and the International Portfolios each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the International Master Fund or International Portfolios. The International Master Fund and International Portfolios do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Master Fund may lend its portfolio securities to generate additional income.

Principal Risks. The principal risks of investments in the International Portfolios are identical.

Because the value of your investment in an International Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in each International Portfolio and the International Master Fund.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Master Fund that owns them, and, in turn, the International Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

22

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Master Fund does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Master Fund and an International Portfolio use derivatives, the International Master Fund and the International Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the International Master Fund or an International Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Master Fund may lose money and there may be a delay in recovering the loaned securities. The International Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Portfolios’ and their service providers’ use of internet, technology and information systems may expose the Portfolios to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolios and/or their service providers to suffer data corruption or lose operational functionality.

U.S. Reorganization

Investment Objectives and Strategies. The investment objectives and principal investment strategies of the U.S. Portfolios are identical. Each U.S. Portfolio’s investment objective is to achieve long-term capital appreciation. As feeder funds, each U.S. Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the U.S. Master Fund.

The U.S. Master Fund, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable securities of large U.S. companies that Dimensional determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the U.S. Master Fund. Dimensional may adjust the representation in the U.S. Master Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that Dimensional determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Master Fund will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Information Statement/Prospectus, for purposes of the U.S. Master Fund, Dimensional considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies

23

listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by Dimensional. Under Dimensional’s market capitalization guidelines described above, based on market capitalization data as of October 31, 2017, the market capitalization of a large cap company would be $4,964 million or above. This dollar amount will change due to market conditions.

The U.S. Master Fund and the U.S. Portfolios each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the U.S. Master Fund or U.S. Portfolios. The U.S. Master Fund and U.S. Portfolios do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Master Fund may lend its portfolio securities to generate additional income.

Principal Risks. The principal risks of investments in the U.S. Portfolios are identical.

Because the value of your investment in an U.S. Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in each U.S. Portfolio and the U.S. Master Fund.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the U.S. Master Fund that owns them, and, in turn, the U.S. Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value- oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Master Fund and an U.S. Portfolio use derivatives, the U.S. Master Fund and the U.S. Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the U.S. Master Fund or an U.S. Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Master Fund may lose money and there may be a delay in recovering the loaned securities. The U.S. Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

How do the fundamental investment policies of the Portfolios compare?

The fundamental investment policies of each Target Portfolio and its corresponding Acquiring Portfolio are identical.

Where can I find more financial and performance information about the Portfolios?

More information about the Target Portfolios and the Acquiring Portfolios is included in: (i) the LWAS U.S. Target Portfolio’s and the International II Target Portfolio’s prospectuses, dated February 28, 2017 (as they may be

24

supplemented through the date hereof), which are incorporated by reference and are available upon request without charge [Accession No. 0001193125-17-061377] ; (ii) the LWAS International Target Portfolio’s prospectus, dated February 28, 2017 (as it may be supplemented through the date hereof), which is incorporated by reference and is available upon request without charge [Accession No. 0001193125-17-061334] ; (iii) the statement of additional information of each Target Portfolio, dated February 28, 2017 (as supplemented through the date hereof), relating to the Target Portfolio’s prospectus; (iv) each Acquiring Portfolio’s prospectus, dated February 28, 2017 (as supplemented through the date hereof), which accompanies this Information Statement/Prospectus as Exhibit B, and is incorporated by reference and considered a part of this Information Statement/Prospectus [Accession No. 0001193125-17-061377]; (v) the statement of additional information of each Acquiring Portfolio, dated February 28, 2017 (as supplemented through the date hereof), relating to the Acquiring Portfolios’ Prospectus; (vi) the Annual Reports to Shareholders of each Target Portfolio, for the fiscal year ended October 31, 2017; (vii) the Annual Report to Shareholders of the Acquiring Portfolios for the fiscal year ended October 31, 2017; and (viii) the statement of additional information, dated January 24, 2018, relating to this Information Statement/Prospectus, which is incorporated by reference herein.

You may request free copies of each Target Portfolio’s prospectus and statement of additional information (including any supplement thereto), by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746. You may request free copies of the Acquiring Portfolios’ statement of additional information and the statement of additional information relating to this Information Statement/Prospectus, by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.

This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by DIG with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Portfolios and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.

Each Portfolio also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the Commission in Washington, DC, located at Room 1580, 100 F Street, N.E., Washington, DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549, or obtained electronically from the EDGAR database on the Commission’s Internet site (http://www.sec.gov).

25

Principal Shareholders

As of December 31, 2017, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the LWAS International Target Portfolio. As of December 31, 2017, the officers and Directors of DIG, as a group, owned or controlled less than 1% of the International II Target Portfolio and LWAS U.S. Target Portfolio, respectively. As of December 31, 2017, the following shareholders owned of record, or to the knowledge of each Target Portfolio, beneficially, 5% or more of the outstanding shares of such Target Portfolio:

LWAS International Target Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
Charles Schwab & Company Inc.* 101 Montgomery Street San Francisco, CA 94104	78.56%
Pershing LLC One Pershing Plaza P.O. Box 2052 Jersey City, NJ 07303	15.77%

International II Target Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	100.00%

LWAS U.S. Target Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
Charles Schwab & Company Inc.* 101 Montgomery Street San Francisco, CA 94104	79.78%
Pershing LLC One Pershing Plaza P.O. Box 2052 Jersey City, NJ 07303	12.62%

As of December 31, 2017, the officers and Directors of DIG, as a group, owned or controlled less than 1% of each Acquiring Portfolio. As of December 31, 2017, the following shareholders owned of record, or to the knowledge of each Acquiring Portfolio, beneficially, 5% or more of the outstanding shares of such Acquiring Portfolio:

International Acquiring Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Portfolio
Charles Schwab & Company Inc.* 101 Montgomery Street San Francisco, CA 94104	45.08%
The RBB Fund Inc. Free Market US Equity Fund 5955 Deerfield Blvd. Mason, OH 45040	22.55%

26

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Portfolio
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	13.98%
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	10.52%
TD Ameritrade Trust Company* P.O. Box 17748 Denver, CO 80217	5.86%

U.S. Acquiring Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Portfolio
Charles Schwab & Company Inc.* 101 Montgomery Street San Francisco, CA 94104	40.39%
The RBB Fund Inc. Free Market US Equity Fund 5955 Deerfield Blvd. Mason, OH 45040	23.84%
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	16.17%
TD Ameritrade Trust Company* P.O. Box 17748 Denver, CO 80217	8.61%
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	7.67%
*	Owner of record only (omnibus).

27

Additional Information

The Administrator and Transfer Agent. State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing, and transfer agent for the Portfolios.

Custodian. State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, is custodian of each Portfolio’s investments.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the independent registered public accounting firm to the Portfolios.

Shareholders Sharing the Same Address

If two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Portfolio(s) have received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, an Acquiring Portfolio will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address. Please call the transfer agent at (888) 576-1167 or forward a written request to 1 Lincoln Street, Boston, MA 02111, if you would like to (1) receive a separate copy of the Information Statement/Prospectus; (2) receive your annual reports or Information Statements separately in the future; or (3) request delivery of a single copy of annual reports or Information Statements if you currently are receiving multiple copies at a shared address.

Financial Highlights

The following tables show the financial performance of each Portfolio for the past five fiscal years. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The financial information in the following tables and the notes thereto has been audited by PricewaterhouseCoopers LLP, the independent registered certified public accountant for the Portfolios, whose reports thereon are included in DFAIDG’s and DIG’s annual reports to shareholders for the fiscal year ended October 31, 2017. Copies of each Portfolio’s annual report may be obtained without charge by calling collect at 512-306-7400.

28

LWAS International Target Portfolio

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	LWAS/DFA International High Book to Market Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$7.13	$7.71	$8.61	$9.50	$8.22
Income From Investment Operations
Net Investment Income (Loss)#	0.25	0.23	0.25	0.39	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.61	(0.29)	(0.72)	(0.47)	1.87
Total from Investment Operations	1.86	(0.06)	(0.47)	(0.08)	2.12
Less Distributions
Net Investment Income	(0.27)	(0.23)	(0.24)	(0.38)	(0.27)
Net Realized Gains	—	(0.29)	(0.19)	(0.43)	(0.57)
Total Distributions	(0.27)	(0.52)	(0.43)	(0.81)	(0.84)
Net Asset Value, End of Year	$8.72	$7.13	$7.71	$8.61	$9.50
Total Return	26.51%	(0.46)%	(5.59)%	(0.99)%	27.91%
Net Assets, End of Year (thousands)	$58,129	$54,225	$60,072	$68,666	$77,901
Ratio of Expenses to Average Net Assets*	0.35%	0.48%	0.47%	0.50%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.55%	0.68%	0.53%	0.50%	0.49%
Ratio of Net Investment Income to Average Net Assets	3.18%	3.42%	3.05%	4.28%	2.91%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

29

International II Target Portfolio

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA International Value Portfolio II

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$4.56	$4.87	$5.42	$5.99	$5.21
Income From Investment Operations
Net Investment Income (Loss)#	0.15	0.16	0.17	0.26	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.98	(0.17)	(0.45)	(0.30)	1.17
Total From Investment Operations	1.13	(0.01)	(0.28)	(0.04)	1.34
Less Distributions
Net Investment Income	(0.34)	(0.16)	(0.16)	(0.26)	(0.18)
Net Realized Gains	—	(0.14)	(0.11)	(0.27)	(0.38)
Total Distributions	(0.34)	(0.30)	(0.27)	(0.53)	(0.56)
Net Asset Value, End of Year	$5.35	$4.56	$4.87	$5.42	$5.99
Total Return	26.25%	0.22%	(5.26)%	(0.87)%	28.01%
Net Assets, End of Year (thousands)	$13,207	$12,061	$110,368	$110,059	$113,231
Ratio of Expenses to Average Net Assets*	0.42%	0.27%	0.27%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.62%	0.47%	0.32%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets*	3.12%	3.66%	3.26%	4.47%	3.08%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

30

International Acquiring Portfolio

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	DFA International Value Portfolio III

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$13.80	$14.65	$16.26	$17.84	$14.69
Income From Investment Operations
Net Investment Income (Loss)#	0.50	0.49	0.52	0.78	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	3.10	(0.56)	(1.38)	(0.88)	3.48
Total From Investment Operations	3.60	(0.07)	(0.86)	(0.10)	3.98
Less Distributions
Net Investment Income	(0.51)	(0.47)	(0.49)	(0.76)	(0.51)
Net Realized Gains	—	(0.31)	(0.26)	(0.72)	(0.32)
Total Distributions	(0.51)	(0.78)	(0.75)	(1.48)	(0.83)
Net Asset Value, End of Year	$16.89	$13.80	$14.65	$16.26	$17.84
Total Return	26.50%	(0.09)%	(5.41)%	(0.73)%	28.15%
Net Assets, End of Year (thousands)	$2,541,484	$2,067,127	$1,926,577	$1,836,655	$1,725,850
Ratio of Expenses to Average Net Assets*	0.24%	0.24%	0.25%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.44%	0.44%	0.30%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.30%	3.70%	3.29%	4.48%	3.15%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.

31

LWAS U.S. Target Portfolio

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	LWAS/DFA U.S. High Book to Market Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$17.55	$18.70	$20.16	$18.40	$13.84
Income From Investment Operations
Net Investment Income (Loss)#	0.39	0.37	0.38	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	3.71	0.36	(0.23)	2.41	4.57
Total from Investment Operations	4.10	0.73	0.15	2.73	4.85
Less Distributions
Net Investment Income	(0.39)	(0.37)	(0.36)	(0.29)	(0.29)
Net Realized Gains	(1.13)	(1.51)	(1.25)	(0.68)	—
Total Distributions	(1.52)	(1.88)	(1.61)	(0.97)	(0.29)
Net Asset Value, End of Year	$20.13	$17.55	$18.70	$20.16	$18.40
Total Return	24.19%	4.49%	1.12%	15.38%	35.41%
Net Assets, End of Year (thousands)	$57,069	$54,614	$59,521	$68,214	$67,266
Ratio of Expenses to Average Net Assets*	0.23%	0.33%	0.32%	0.34%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.33%	0.43%	0.35%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.19%	1.99%	1.67%	1.77%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

32

U.S. Acquiring Portfolio

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	U.S . Large Cap Value Portfolio III

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$23.15	$23.91	$25.30	$22.75	$17.11
Income From Investment Operations
Net Investment Income (Loss)#	0.56	0.53	0.53	0.46	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	4.94	0.49	(0.26)	3.01	5.64
Total From Investment Operations	5.50	1.02	0.27	3.47	6.03
Less Distributions
Net Investment Income	(0.53)	(0.54)	(0.50)	(0.44)	(0.39)
Net Realized Gains	(0.83)	(1.24)	(1.16)	(0.48)	—
Total Distributions	(1.36)	(1.78)	(1.66)	(0.92)	(0.39)
Net Asset Value, End of Year	$27.29	$23.15	$23.91	$25.30	$22.75
Total Return	24.32%	4.69%	1.34%	15.62%	35.65%
Net Assets, End of Year (thousands)	$3,708,961	$3,061,350	$3,003,155	$2,992,619	$2,648,111
Ratio of Expenses to Average Net Assets*	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.23%	0.23%	0.16%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.38%	2.18%	1.89%	1.97%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.

33

Exhibits to Information Statement/Prospectus

Exhibit

A	Forms of Plans of Reorganization

B	Prospectus of DFA International Value Portfolio III, dated February 28, 2017, as amended and supplemented to date, and prospectus of U.S. Large Cap Value Portfolio III, dated February 28, 2017, as amended and supplemented to date.

34

EXHIBIT A

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”), is made as of this [    ] day of [                    ], 2018, by Dimensional Investment Group Inc. (“DIG”), a corporation organized under the laws of the State of Maryland, with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of its series, DFA International Value Portfolio II (the “DIG Target Portfolio”) and DFA International Value Portfolio III (the “Acquiring Portfolio”) and DFA Investment Dimensions Group Inc., a corporation organized under the laws of the State of Maryland ( “DFAIDG”), with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of one of its portfolios, the LWAS/DFA International High Book to Market Portfolio (“DFAIDG Target Fund”). (together, the “Portfolios” and, individually, a “Portfolio”).

Plan of Reorganization

The reorganization (hereinafter referred to as the “Plan of Reorganization”) will consist of the following: (i) the acquisition by DIG, on behalf of Acquiring Portfolio, of substantially all of the property, assets, and goodwill of DIG Target Portfolio and DFAIDG Target Portfolio in exchange solely for full and fractional shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the holders of shares of capital stock of DIG Target Portfolio (“DIG Target Portfolio Shares”) according to their respective interests in DIG Target Portfolio and to the holders of shares of capital stock of DFAIDG Target Portfolio (“DFAIDG Target Portfolio Shares”) according to their respective interests in DFAIDG Target Portfolio, in complete liquidation of DIG Target Portfolio and DFAIDG Target Portfolio; and (iii) the dissolution of DIG Target Portfolio and DFAIDG Target Portfolio (DIG Target Portfolio and DFAIDG Target Portfolio are together, the “Target Portfolios and, individually, a “Target Portfolio”) as soon as is practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets, Liquidation, and Dissolution of Target Portfolios.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties, herein contained, and in consideration of the delivery by Acquiring Portfolio of the number of Acquiring Portfolio Shares hereinafter provided, DIG, on behalf of DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target, each agrees that, at the time of Closing, it will convey, transfer, and deliver to the Acquiring Portfolio, all of a Target Portfolio’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 8 of the Plan, which costs and expenses shall be established on a Target Portfolio’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of DIG and the Board of Directors of DFAIDG, shall reasonably deem to exist against DIG Target Portfolio and DFAIDG Target Portfolio, respectively, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on a Target Portfolio’s books (hereinafter “Net Assets”). The Acquiring Portfolio shall not assume any liability of a Target Portfolio, and each Target Portfolio shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits, and cash equivalent securities described above.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, DIG agrees at the Closing to deliver to a Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of such Target Portfolio by the net asset value per share of Acquiring Portfolio, and separately multiplying the result thereof by the number of outstanding shares of a Target Portfolio as of 4:00 p.m., Eastern Time, on the Closing Date. Acquiring Portfolio Shares delivered to a Target Portfolio at the Closing shall have an aggregate net asset value equal to the value of a Target Portfolio’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

Immediately following the Closing, DIG shall dissolve DIG Target Portfolio and distribute pro rata to DIG Target Portfolio’s shareholders of record, as of the close of business on the Closing Date, Acquiring Portfolio Shares received by DIG Target Portfolio pursuant to this Section 1. Immediately following the Closing, DFAIDG shall dissolve DFAIDG Target Portfolio and distribute pro rata to DFAIDG Target Portfolio’s shareholders of record, as of the close of business on the Closing Date, Acquiring Portfolio Shares received by DFAIDG Target Portfolio pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Portfolio in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of capital stock of a Target Portfolio shall be entitled to surrender the same to the transfer agent for Acquiring Portfolio in exchange for the number of Acquiring Portfolio Shares into which DIG Target Portfolio Shares and DFAIDG Target Portfolio Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Acquiring Portfolio Shares shall not be issued. Until so surrendered, each outstanding certificate, which prior to the Closing represented shares of capital stock of a Target Portfolio, shall be deemed for all Acquiring Portfolio purposes to evidence ownership of the number of Acquiring Portfolio Shares into which DIG Target Portfolio Shares or DFAIDG Target Portfolio Shares (which prior to the Closing were represented thereby) have been converted.

At the Closing, each shareholder of record of a Target Portfolio as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 7(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Target Portfolio that such person had on the Distribution Record Date.

All books and records relating to a Target Portfolio, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Portfolio from and after the date of the Plan, and shall be turned over to Acquiring Portfolio on or prior to the Closing.

2.	Valuation.

The net asset value of Acquiring Portfolio Shares, DIG Target Portfolio Shares, DFAIDG Target Portfolio Shares and the value of each Target Portfolio’s Net Assets to be acquired by Acquiring Portfolio hereunder shall in each case be computed as of 4:00 p.m., Eastern Time, on the Closing Date, unless on such date: the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (b) the reporting of trading on the NYSE or elsewhere is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b), or (c) are each referred to as a “Market Disruption”). The net asset value per share of Acquiring Portfolio Shares, DIG Target Portfolio Shares, DFAIDG Target Portfolio Shares and the value of eachTarget Portfolio’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Portfolio and Target Portfolios or amendments thereto.

In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Portfolio Shares, DIG Target Portfolio Shares, DFAIDG Target Portfolio Shares or the value of a Target Portfolio’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

All computations of value regarding the net asset value of the Acquiring Portfolio Shares, DIG Target Portfolio Shares, DFAIDG Target Portfolio Shares and the value of each Target Portfolio’s Net Assets shall be made by the administrator to the Portfolios.

3.	Closing and Closing Date.

The Closing Date shall be                     , 2018, or such later date as the officers of parties may mutually determine. The Closing shall take place at the principal office of DIG at 4:00 p.m., Eastern Time, on the Closing Date. DIG, on behalf of DIG Target Portfolio, and DFAIDG, on behalf of the DFAIDG Target Portfolio, each shall have provided for delivery as of the Closing of those Net Assets of such Target Portfolio to be transferred to the account of Acquiring Portfolio’s custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111. Also, DIG, on behalf of DIG Target Portfolio, and DFAIDG, on behalf of the DFAIDG, Target Portfolio, each shall deliver at the Closing a list of names and addresses of the shareholders of record of DIG Target Portfolio Shares and DFAIDG Target Portfolio Shares, respectively, and the number of full and fractional shares of capital stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m., Eastern Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. DIG, on behalf of Acquiring Portfolio, shall provide evidence that such Acquiring Portfolio Shares have been registered in an account on the books of Acquiring Portfolio, in such manner as the officers of a Target Portfolio, may reasonably request.

4.	Representations and Warranties by DIG on behalf of Acquiring Portfolio and/or DIG Target Portfolio.

DIG, on behalf of Acquiring Portfolio and/or DIG Target Portfolio, represents and warrants that:

(a) Each Portfolio is a series of DIG, a Maryland corporation organized on March 19, 1990. DIG is validly existing under the laws of the state of Maryland. DIG is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Portfolio Shares and DIG Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) DIG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share of each Portfolio, and each outstanding share of which is, and each share of the Acquiring Portfolio when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. DIG currently issues shares of fifteen (15) series, including the Portfolios. No shareholder of either Portfolio shall have any preemptive or other right to subscribe for Acquiring Portfolio Shares or DIG Target Portfolio Shares.

(c) The financial statements appearing in each of the Acquiring Portfolio’s Annual Report to Shareholders and DIG Target Portfolio’s Annual Report to Shareholders for the fiscal year ended October 31, 2017, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of Acquiring Portfolio and DIG Target Portfolio, respectively, as of their respective dates and the results of the operations of the Acquiring Portfolio and DIG Target Portfolio for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of each Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Portfolio.

(e) DIG, on behalf of each Portfolio, is not a party to or obligated under any provision of its Charter or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DIG, on behalf of either Portfolio, of the transactions contemplated by the Plan, except for the registration of Acquiring Portfolio Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder. DIG Target Portfolio has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by DIG Target Portfolio in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by DIG Target Portfolio.

(f) DIG has elected to treat each Portfolio as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio is a “fund” as defined in Section 851(g)(2) of the Code. Each Portfolio has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date, and, with respect to the DIG Target Portfolio, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Acquiring Portfolio, intends to continue to qualify as a RIC after the Closing Date. Neither Portfolio has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause either Portfolio to fail to be qualified as a RIC as of the Closing Date.

(g) Neither Portfolio is under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) Neither Portfolio has any unamortized or unpaid organizational fees or expenses.

(i) Neither Portfolio has any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j) There is no intercorporate indebtedness existing between DIG Target Portfolio and Acquiring Portfolio that was issued, acquired, or will be settled at a discount.

(k) The registration statement on Form N-14 referred to in Section 6(k) hereof (the “Registration Statement”) and any prospectus or statement of additional information of Acquiring Portfolio contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective date of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact, or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

(l) Since October 31, 2017, there has not been any material adverse change in either Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(m) It has duly and timely filed, on behalf of DIG Target Portfolio and Acquiring Portfolio, as applicable, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by DIG Target Portfolio and Acquiring Portfolio, respectively, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by DIG Target Portfolio or Acquiring Portfolio, as applicable. DIG, on behalf of DIG Target Portfolio and Acquiring Portfolio, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of each of DIG Target Portfolio and Acquiring Portfolio, as of the Closing Date, will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, or otherwise, which were or which may be payable by DIG Target Portfolio or Acquiring Portfolio, as applicable, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by DIG, on behalf of DIG Target Portfolio or Acquiring Portfolio, as applicable, is currently being audited by the Internal Revenue Service (the “Service”) or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of DIG Target Portfolio or Acquiring Portfolio, as applicable. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by DIG, on behalf of DIG Target Portfolio or Acquiring Portfolio.

(n) All information to be furnished by a Portfolio for use in preparing any registration statement (including the Registration Statement), information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

(o) As of the Closing Date, DIG Target Portfolio will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of DIG Target Portfolio, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DIG, on behalf of either Portfolio, of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

(q) Except as disclosed in the currently effective prospectuses, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against DIG, with respect to either Portfolio. DIG is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Portfolio’s or DIG Target Portfolio’s business or their ability to consummate the transactions herein contemplated.

(r) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Board of Directors of DIG, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

(s) The statement of assets and liabilities of the DIG Target Portfolio to be furnished by DIG as of 4:00 p.m., Eastern Time, on the Closing Date for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect DIG Target Portfolio’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(t) At the Closing, the DIG Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (s) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

5.	Representations and Warranties by DFAIDG on behalf of DFAIDG Target Portfolio.

DFAIDG, on behalf of DFAIDG Target Portfolio, represents and warrants that:

(a) DFAIDG Target Portfolio is a series of DFAIDG, a Maryland corporation organized on March 19, 1990. DFAIDG is validly existing under the laws of the state of Maryland. DFAIDG is duly registered under the 1940 Act as an open-end, management investment company and all of DFAIDG Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) DFAIDG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share of DFAIDG Target Portfolio, and each outstanding share of which is, fully paid, non-assessable, and has or will have full voting rights. DFAIDG currently issues shares of one hundred and one (101) series, including the Portfolios. No shareholder of DFAIDG Target Portfolio shall have any preemptive or other right to subscribe for DFAIDG Target Portfolio Shares.

(c) The financial statements appearing in DFAIDG Target Portfolio’s Annual Report to Shareholders for the fiscal year ended October 31, 2017, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of DFAIDG Target Portfolio, respectively, as of their respective dates and the results of the operations of the Acquiring Portfolio and DFAIDG Target Portfolio for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of the DFAIDG Target Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the DFAIDG Target Portfolio.

(e) DFAIDG, on behalf of the DFAIDG Target Portfolio, is not a party to or obligated under any provision of its Charter or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DFAIDG, on behalf of DFAIDG Target Portfolio, of the transactions contemplated by the Plan, except as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder. DFAIDG Target Portfolio has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by DFAIDG Target Portfolio in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by DFAIDG Target Portfolio.

(f) DFAIDG has elected to treat DFAIDG Target Portfolio as RIC for federal income tax purposes under Part I of Subchapter M of the Code. DFAIDG Target Portfolio is a “fund” as defined in Section 851(g)(2) of the Code. DFAIDG Target Portfolio has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date, and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. DFAIDG Target Portfolio has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause DFAIDG Target Portfolio to fail to be qualified as a RIC as of the Closing Date.

(g) DFAIDG Target Portfolio is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) DFAIDG Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(i) DFAIDG Target Portfolio does not have any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j) There is no intercorporate indebtedness existing between DFAIDG Target Portfolio and Acquiring Portfolio that was issued, acquired, or will be settled at a discount.

(k) Since October 31, 2017, there has not been any material adverse change in DFAIDG Target Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(l) It has duly and timely filed, on behalf of DFAIDG Target Portfolio, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by DFAIDG Target Portfolio and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by DFAIDG Target Portfolio. DFAIDG, on behalf of DFAIDG Target Portfolio, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of DFAIDG Target Portfolio, as of the Closing Date, will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, or otherwise, which were or which may be payable by DFAIDG

Target Portfolio, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by DFAIDG, on behalf of DFAIDG Target Portfolio, is currently being audited by the Service or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of DFAIDG Target Portfolio. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by DFAIDG, on behalf of DFAIDG Target Portfolio.

(m) All information to be furnished by DFAIDG Target Portfolio for use in preparing any registration statement (including the Registration Statement), information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

(n) As of the Closing Date, DFAIDG Target Portfolio will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of DFAIDG Target Portfolio, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DFAIDG, on behalf of DFAIDG Target Portfolio, of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

(p) Except as disclosed in the currently effective prospectuses, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against DFAIDG, with respect to DFAIDG Target Portfolio. DFAIDG is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects DFAIDG Target Portfolio’s business or its ability to consummate the transactions herein contemplated.

(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Board of Directors of DFAIDG, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

(r) The statement of assets and liabilities of the DFAIDG Target Portfolio to be furnished by DFAIDG as of 4:00 p.m., Eastern Time, on the Closing Date for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect DFAIDG Target Portfolio’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(s) At the Closing, the DFAIDG Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (s) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

6.	Covenants of DIG and DFAIDG

(a) DIG, on behalf of DIG Target Portfolio and Acquiring Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each covenants to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) DIG, on behalf of DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each undertakes that it will not acquire Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than DIG Target Portfolio’s shareholders.

(c) DIG, on behalf of DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each undertakes that, if the Plan is consummated, it will liquidate and dissolve DIG Target Portfolio and DFAIDG Target Portfolio, respectively.

(d) DIG, on behalf of DIG Target Portfolio and Acquiring Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each undertakes that, by the Closing, all of their federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Service or any state or local tax authority.

(e) DIG, on behalf of the DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each shall provide at the Closing a statement of the respective tax basis and holding period of all investments to be transferred by the DIG Target Portfolio and DFAIDG Target Portfolio, respectively, to the Acquiring Portfolio.

(f) DIG, on behalf of the DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each shall provide at the Closing, a copy (which may be in electronic form) of its respective Target Portfolio’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FSS, with respect to each shareholder, and such information as the Acquiring Portfolio may reasonably request concerning Target Portfolio shares or Target Portfolio shareholders in connection with a Target Portfolio’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the holders of record of a Target Portfolio’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan (the “Target Portfolio Shareholder Documentation”).

(g) DIG, on behalf of the DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each shall provide at the Closing, copy of any other Tax books and records of the DIG Target Portfolio necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the DIG Target Portfolio and DFAIDG Target Portfolio, respectively, after the Closing.

(h) DIG, on behalf of the DIG Target Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each if requested by the Acquiring Portfolio, will provide all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the DIG Target Portfolio.

(i) As promptly as practicable, but in any case within sixty days after the date of Closing, DIG, on behalf of DIG Target Portfolio and DFAIDG, on behalf of DFAIDG Target Portfolio, each shall furnish the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of such Target Portfolio as a result of Section 381 of the Code.

(j) As of the Closing, the Board of DIG and the Board of DFAIDG each shall have taken all actions reasonably necessary to obtain approval of the transactions contemplated herein. DIG and DFAIDG shall have mailed to each shareholder of record of DIG Target Portfolio and DFAIDG Target Portfolio, respectivley, in sufficient time to comply with requirements as to notice thereof, a combined Information Statement/Prospectus that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.

(k) DIG has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement: (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact, or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(l) Subject to the provisions of the Plan, DIG and DFAIDG each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(m) DIG and DFAIDG each intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. DIG, on behalf of DIG Target Portfolio and Acquiring Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, each shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

7.	Conditions Precedent to be Fulfilled by DIG and DFAIDG.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) all obligations required by the Plan to be performed prior to the Closing have been met; and (iii) DIG and DFAIDG each shall provide a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

(b) That a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the respective Board of Directors certified by its Secretary or equivalent officer of DIG or DFAIDG, respectively, is provided.

(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And further, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That a distribution or distributions shall have been declared for each Target Portfolio prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of such Target Portfolio’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date, and substantially all of such investment company taxable income for the final taxable year beginning with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (ii) all of a Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date, and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of DIG Target Portfolio, DFAIDG Target Portfolio or Acquiring Portfolio.

(f) That there shall be delivered to DIG and DFAIDG, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to DIG and DFAIDG, to the effect that, provided the transactions contemplated hereby are carried out in accordance with the Plan, the laws of the State of Maryland, and based upon certificates of the officers of DIG and DFAIDG with regard to matters of fact:

(1)	The acquisition by Acquiring Portfolio of substantially all the assets of each Target Portfolio, as provided for herein, in exchange for Acquiring Portfolio Shares followed by the distribution by a Target Portfolio to its shareholders of Acquiring Portfolio Shares in complete liquidation of such Target Portfolio will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Target Portfolio and Acquiring Portfolio will each be a “party to the reorganization,” within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by a Target Portfolio upon the transfer of substantially all of its assets to Acquiring Portfolio in exchange solely for shares of Acquiring Portfolio pursuant to Sections 361(a) and 357(a) of the Code);

(3)	Acquiring Portfolio will recognize no gain or loss upon the receipt of substantially all of the assets of a Target Portfolio in exchange solely for voting shares of Acquiring Portfolio pursuant to Section 1032(a) of the Code;

(4)	No gain or loss will be recognized by a Target Portfolio upon the distribution of Acquiring Portfolio Shares to its shareholders in liquidation of such Target Portfolio in pursuance of the Plan pursuant to Section 361(c)(1) of the Code;

(5)	The basis of the assets of a Target Portfolio received by Acquiring Portfolio will be the same as the basis of such assets to such Target Portfolio immediately prior to the Reorganization pursuant to Section 362(b) of the Code;

(6)	The holding period of the assets of a Target Portfolio received by Acquiring Portfolio will include the period during which such assets were held by a Target Portfolio pursuant to Section 1223(2) of the Code;

(7)	No gain or loss will be recognized by the shareholders of a Target Portfolio upon the exchange of their shares in such Target Portfolio for voting shares of Acquiring Portfolio including fractional shares to which they may be entitled pursuant to Section 354(a) of the Code;

(8)	The aggregate tax basis of Acquiring Portfolio Shares received by the shareholders of a Target Portfolio shall be the same as the basis of such Target Portfolio Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)	The holding period of Acquiring Portfolio Shares received by shareholders of a Target Portfolio (including fractional shares to which they may be entitled) will include the holding period of such Target Portfolio Shares surrendered in exchange therefor, provided that such Target Portfolio Shares were held as a capital asset on the effective date of the Reorganization pursuant to Section 1223(1) of the Code; and

(10)	Acquiring Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of a Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the DIG Target Portfolio, the Acquiring Portfolio, DFAIDG Target Portfolio, or any Shareholder of the DIG Target Portfolio or DFAIDG Target Portfolio with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(g) That there shall be delivered to DIG and DFAIDG, an opinion in form and substance satisfactory to each from Stradley Ronon Stevens & Young, LLP, counsel to DIG, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)	Each Portfolio is a series of DIG and that DIG is a validly existing corporation in good standing under the laws of the State of Maryland;

(2)	DIG is an open-end investment company of the management type registered as such under the 1940 Act; and

(3)	The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of DIG, on behalf of each Portfolio; and

(4)	DIG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio.

In giving the opinion set forth above, this counsel may state that it is relying on certificates of the officers of DIG with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of DIG.

(h) That there shall be delivered to DIG, an opinion in form and substance satisfactory to each from Stradley Ronon Stevens & Young, LLP, counsel to DFAIDG, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)	DFAIDG Target Portfolio is a series of DFAIDG and that DFAIDG is a validly existing corporation in good standing under the laws of the State of Maryland;

(2)	DFAIDG is an open-end investment company of the management type registered as such under the 1940 Act; and

(3)	The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of DFAIDG, on behalf of DFAIDG Target Portfolio.

In giving the opinion set forth above, this counsel may state that it is relying on certificates of the officers of DFAIDG with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of DFAIDG.

(i) That Acquiring Portfolio’s prospectus contained in the Registration Statement with respect to Acquiring Portfolio Shares delivered to a Target Portfolio’s shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j) That Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Portfolio Shares lawfully to be delivered to each holder of Target Portfolio Shares.

(k) That, at the Closing, there shall be transferred to Acquiring Portfolio, aggregate Net Assets of DIG Target Portfolio comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of DIG Target Portfolio on the Closing Date. That, at the Closing, there shall be transferred to Acquiring Portfolio, aggregate Net Assets of DFAIDG Target Portfolio comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of DFAIDG Target Portfolio on the Closing Date.

(l) Each Target Portfolio will provide the Acquiring Portfolio with (1) a statement of the respective tax basis and holding period of all investments to be transferred by such Target Portfolio to the Acquiring Portfolio, (2) the Target Portfolio Shareholder Documentation, (3) if requested by FSS, on behalf of the Acquiring Portfolio, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to such Target Portfolio, (4) the Tax books and records of such Target Portfolio for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 6(i).

8.	Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne each Target Portfolio.

9.	Final Tax Returns and Forms 1099 of DIG Target Portfolio and DFAIDG Target Portfolio.

(a) After the Closing, DIG shall or shall cause its agents to prepare any federal, state, or local Tax returns, including any Forms 1099, required to be filed by DIG with respect to DIG Target Portfolio’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) After the Closing, DFAIDG shall or shall cause its agents to prepare any federal, state, or local Tax returns, including any Forms 1099, required to be filed by DFAIDG with respect to DFAIDG Target Portfolio’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(c) Notwithstanding the provisions of Section 8 hereof, any expenses incurred by a Target Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by a Target Portfolio to the extent such expenses have been or should have been accrued by a Target Portfolio in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by the Acquiring Portfolio, at the time such Tax returns and Forms 1099 are prepared.

10.	Cooperation and Exchange of Information.

Each party will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any Tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of a Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

11.	Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time, prior to the Closing by mutual consent of the parties, or the Closing may be postponed by any party, if any condition of the obligations set forth in Section 7 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met;

(b) If the transactions contemplated by the Plan have not been consummated by                    , 2018, the Plan shall automatically terminate on that date, unless a later date is set by the officers of DIG and DFAIDG.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither DIG, DIG Target Portfolio, Acquiring Portfolio, DFAIDG, DFAIDG Target Portfolio nor their directors, officers, or agents or the shareholders of a Target Portfolio or Acquiring Portfolio shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 8 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof it, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to the Portfolios’ shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 7 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither DIG, DFAIDG, nor any of its officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of DIG, on behalf of the DIG Target Portfolio and Acquiring Portfolio and the Board of Directors of DFAIDG, on behalf of the DFAIDG Target Portfolio, to be acceptable, such terms and conditions shall be binding as if a part of the Plan.

12.	Liability of DIG and DFAIDG.

Each party acknowledges and agrees that all obligations under the Plan on behalf of a Portfolio are binding only with respect to that Portfolio; that any liability of DIG or DFAIDG under the Plan with respect to a Portfolio, or in connection with the transactions contemplated herein with respect to a Portfolio, shall be discharged only out of the assets of such Portfolio; that no other series of DIG or DFAIDG shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither DIG, DFAIDG, nor a Portfolio shall seek satisfaction of any such obligation or liability from the shareholders of DIG, DFAIDG, the directors, officers, employees or agents of DIG or DFAIDG, or any of them.

13.	Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.	Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.	Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Dimensional Investment Group Inc. 6300 Bee Cave Road, Building One, Austin, Texas 78746, Attention: Secretary.

16.	Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, DIG, on behalf of DIG Target Portfolio and Acquiring Portfolio, and DFAIDG, on behalf of DFAIDG Target Portfolio, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

DIMENSIONAL INVESTMENT GROUP INC.,
on behalf of DFA International Value Portfolio II and DFA International Value Portfolio III

By:
Name:
Title:

DFA INVESTMENT DIMENSIONS GROUP INC.,
on behalf of LWAS/DFA International High Book to Market Portfolio

By:
Name:
Title:

Plan of Reorganization

THIS PLAN OF REORGANIZATION (the “Plan”), is made as of this [    ] day of [                    ], 2018, by Dimensional Investment Group Inc. (“DIG”), a corporation organized under the laws of the State of Maryland, with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of its series, LWAS/DFA U.S. High Book to Market Portfolio (the “Target Portfolio”) and U.S. Large Cap Value Portfolio III (the “Acquiring Portfolio”) (together, the “Portfolios” and, individually, a “Portfolio”).

Plan of Reorganization

The reorganization (hereinafter referred to as the “Plan of Reorganization”) will consist of the following: (i) the acquisition by DIG, on behalf of Acquiring Portfolio, of substantially all of the property, assets, and goodwill of Target Portfolio in exchange solely for full and fractional shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the holders of shares of capital stock of Target Portfolio (“Target Portfolio Shares”) according to their respective interests in Target Portfolio, in complete liquidation of Target Portfolio; and (iii) the dissolution of Target Portfolio as soon as is practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation, and Dissolution of Target Portfolio.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties, herein contained, and in consideration of the delivery by Acquiring Portfolio of the number of Acquiring Portfolio Shares hereinafter provided, DIG, on behalf of Target Portfolio, agrees that, at the time of Closing, it will convey, transfer, and deliver to the Acquiring Portfolio, all of Target Portfolio’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 8 of the Plan, which costs and expenses shall be established on Target Portfolio’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of DIG shall reasonably deem to exist against Target Portfolio, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Portfolio’s books (hereinafter “Net Assets”). The Acquiring Portfolio shall not assume any liability of Target Portfolio, and Target Portfolio shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits, and cash equivalent securities described above.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, DIG agrees at the Closing to deliver to Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of Target Portfolio by the net asset value per share of Acquiring Portfolio, and separately multiplying the result thereof by the number of outstanding shares of Target Portfolio as of 4:00 p.m., Eastern Time, on the Closing Date. Acquiring Portfolio Shares delivered to Target Portfolio at the Closing shall have an aggregate net asset value equal to the value of Target Portfolio’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

Immediately following the Closing, DIG shall dissolve Target Portfolio and distribute pro rata to Target Portfolio’s shareholders of record, as of the close of business on the Closing Date, Acquiring Portfolio Shares received by Target Portfolio pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Portfolio in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of capital stock of Target Portfolio shall be entitled to surrender the same to the transfer agent for Acquiring Portfolio in exchange for the number of Acquiring Portfolio Shares into which Target Portfolio Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Acquiring Portfolio Shares shall not be issued. Until so surrendered, each outstanding certificate, which prior to the Closing represented shares of capital stock of Target Portfolio, shall be deemed for all Acquiring Portfolio purposes to evidence ownership of the number of Acquiring Portfolio Shares into which Target Portfolio Shares (which prior to the Closing were represented thereby) have been converted.

At the Closing, each shareholder of record of Target Portfolio as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 7(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Portfolio that such person had on the Distribution Record Date.

All books and records relating to Target Portfolio, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Portfolio from and after the date of the Plan, and shall be turned over to Acquiring Portfolio on or prior to the Closing.

2.	Valuation.

The net asset value of Acquiring Portfolio Shares and Target Portfolio Shares and the value of Target Portfolio’s Net Assets to be acquired by Acquiring Portfolio hereunder shall in each case be computed as of 4:00 p.m., Eastern Time, on the Closing Date, unless on such date: the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (b) the reporting of trading on the NYSE or elsewhere is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b), or (c) are each referred to as a “Market Disruption”). The net asset value per share of Acquiring Portfolio Shares and Target Portfolio Shares and the value of Target Portfolio’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Portfolio and Target Portfolio or amendments thereto.

In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Portfolio Shares or Target Portfolio Shares or the value of Target Portfolio’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

All computations of value regarding the net asset value of the Acquiring Portfolio Shares and the Target Portfolio Shares and the value of the Target Portfolio’s Net Assets shall be made by the administrator to the Portfolios.

3.	Closing and Closing Date.

The Closing Date shall be                     , 2018, or such later date as the officers of DIG may determine. The Closing shall take place at the principal office of DIG at 4:00 p.m., Eastern Time, on the Closing Date. DIG, on behalf of Target Portfolio, shall have provided for delivery as of the Closing of those Net Assets of Target Portfolio to be transferred to the account of Acquiring Portfolio’s custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111. Also, DIG, on behalf of Target Portfolio, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Portfolio Shares and the number of full and fractional shares of capital stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m., Eastern Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. DIG, on behalf of Acquiring Portfolio, shall provide evidence that such Acquiring Portfolio Shares have been registered in an account on the books of Acquiring Portfolio, in such manner as the officers of DIG, may reasonably request.

4.	Representations and Warranties by DIG on behalf of Acquiring Portfolio and/or Target Portfolio.

DIG, on behalf of Acquiring Portfolio and/or Target Portfolio, represents and warrants that:

(a) Each Portfolio is a series of DIG, a Maryland corporation organized on March 19, 1990. DIG is validly existing under the laws of the state of Maryland. DIG is duly registered under the 1940 Act as an open-end, management investment company and all Target Portfolio Shares and Acquiring Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) DIG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share of each Portfolio, and each outstanding share of which is, and each share of the Acquiring Portfolio when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. DIG currently issues shares of fifteen (15) series, including the Portfolios. No shareholder of either Portfolio shall have any preemptive or other right to subscribe for Acquiring Portfolio Shares or Target Portfolio Shares.

(c) The financial statements appearing in each of the Acquiring Portfolio’s Annual Report to Shareholders and Target Portfolio’s Annual Report to Shareholders for the fiscal year ended October 31, 2017, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of Acquiring Portfolio and Target Portfolio, respectively, as of their respective dates and the results of the operations of the Acquiring Portfolio and Target Portfolio for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of each Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Portfolio.

(e) DIG, on behalf of each Portfolio, is not a party to or obligated under any provision of its Charter or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DIG, on behalf of either Portfolio, of the transactions contemplated by the Plan, except for the registration of Acquiring Portfolio Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder. Target Portfolio has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Portfolio in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Portfolio.

(f) DIG has elected to treat each Portfolio as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio is a “fund” as defined in Section 851(g)(2) of the Code. Each Portfolio has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date, and, with respect to the Target Portfolio, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Acquiring Portfolio, intends to continue to qualify as a RIC after the Closing Date. Neither Portfolio has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause either Portfolio to fail to be qualified as a RIC as of the Closing Date.

(g) Neither Portfolio is under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) Neither Portfolio has any unamortized or unpaid organizational fees or expenses.

(i) Neither Portfolio has any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j) There is no intercorporate indebtedness existing between Target Portfolio and Acquiring Portfolio that was issued, acquired, or will be settled at a discount.

(k) The registration statement on Form N-14 referred to in Section 6(k) hereof (the “Registration Statement”) and any prospectus or statement of additional information of Acquiring Portfolio contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective date of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact, or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

(l) Since October 31, 2017, there has not been any material adverse change in either Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(m) It has duly and timely filed, on behalf of Target Portfolio and Acquiring Portfolio, as applicable, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by Target Portfolio and Acquiring Portfolio, respectively, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by Target Portfolio or Acquiring Portfolio, as applicable. DIG, on behalf of Target Portfolio and Acquiring Portfolio, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of each of Target Portfolio and Acquiring Portfolio, as of the Closing Date, will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, or otherwise, which were or which may be payable by Target Portfolio or Acquiring Portfolio, as applicable, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To its knowledge, no return filed by DIG, on behalf of Target Portfolio or Acquiring Portfolio, as applicable, is currently being audited by the Internal Revenue Service (the “Service”) or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of Target Portfolio or Acquiring Portfolio, as applicable. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by DIG, on behalf of Target Portfolio or Acquiring Portfolio.

(n) All information to be furnished by a Portfolio for use in preparing any registration statement (including the Registration Statement), information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

(o) As of the Closing Date, Target Portfolio will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Portfolio, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DIG, on behalf of either Portfolio, of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

(q) Except as disclosed in the currently effective prospectuses, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against DIG, with respect to either Portfolio. DIG is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Portfolio’s or Target Portfolio’s business or their ability to consummate the transactions herein contemplated.

(r) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Board of Directors of DIG, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

5.	Representations and Warranties by DIG on behalf of Target Portfolio.

DIG, on behalf of Target Portfolio, represents and warrants that:

(a) The statement of assets and liabilities to be furnished by DIG as of 4:00 p.m., Eastern Time, on the Closing Date for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Portfolio’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

6.	Covenants of DIG.

(a) DIG, on behalf of Target Portfolio and Acquiring Portfolio, covenants to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) DIG, on behalf of Target Portfolio, undertakes that it will not acquire Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than Target Portfolio’s shareholders.

(c) DIG, on behalf of Target Portfolio, undertakes that, if the Plan is consummated, it will liquidate and dissolve Target Portfolio.

(d) DIG, on behalf of Target Portfolio and Acquiring Portfolio, undertakes that, by the Closing, all of their federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of DIG’s knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Service or any state or local tax authority.

(e) DIG, on behalf of the Target Portfolio, shall provide at the Closing a statement of the respective tax basis and holding period of all investments to be transferred by the Target Portfolio to the Acquiring Portfolio.

(f) DIG, on behalf of the Target Portfolio, shall provide at the Closing, a copy (which may be in electronic form) of the Target Portfolio’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FSS, with respect to each shareholder, and such information as the Acquiring Portfolio may reasonably request concerning Target Portfolio shares or Target Portfolio shareholders in connection with Target Portfolio’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States

Treasury (“Treasury Regulations”) following the Closing for all of the holders of record of the Target Portfolio’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan (the “Target Portfolio Shareholder Documentation”).

(g) DIG, on behalf of the Target Portfolio, shall provide at the Closing, copy of any other Tax books and records of the Target Portfolio necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Portfolio after the Closing.

(h) DIG, on behalf of the Target Portfolio, if requested by the Acquiring Portfolio, will provide all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Portfolio.

(i) As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Portfolio shall furnish the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Target Portfolio for federal income tax purposes that will be carried over by the Acquiring Portfolio as a result of Section 381 of the Code.

(j) As of the Closing, the Board of DIG shall have taken all actions reasonably necessary to obtain approval of the transactions contemplated herein. DIG shall have mailed to each shareholder of record of Target Portfolio, in sufficient time to comply with requirements as to notice thereof, a combined Information Statement/Prospectus that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.

(k) DIG has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement: (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact, or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(l) Subject to the provisions of the Plan, DIG shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(m) DIG intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. DIG, on behalf of each Portfolio, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

7.	Conditions Precedent to be Fulfilled by DIG.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) all obligations required by the Plan to be performed prior to the Closing have been met; and (iii) DIG shall provide a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

(b) That a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors certified by its Secretary or equivalent officer of DIG is provided.

(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And further, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That a distribution or distributions shall have been declared for Target Portfolio prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of Target Portfolio’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date, and substantially all of such investment company taxable income for the final taxable year beginning with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (ii) all of Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date, and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Portfolio or Acquiring Portfolio.

(f) That there shall be delivered to DIG, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to DIG, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Maryland, and based upon certificates of the officers of DIG with regard to matters of fact:

(1)	The acquisition by Acquiring Portfolio of substantially all the assets of Target Portfolio, as provided for herein, in exchange for Acquiring Portfolio Shares followed by the distribution by Target Portfolio to its shareholders of Acquiring Portfolio Shares in complete liquidation of Target Portfolio will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Portfolio and Acquiring Portfolio will each be a “party to the reorganization,” within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by Target Portfolio upon the transfer of substantially all of its assets to Acquiring Portfolio in exchange solely for shares of Acquiring Portfolio pursuant to Sections 361(a) and 357(a) of the Code);

(3)	Acquiring Portfolio will recognize no gain or loss upon the receipt of substantially all of the assets of Target Portfolio in exchange solely for voting shares of Acquiring Portfolio pursuant to Section 1032(a) of the Code;

(4)	No gain or loss will be recognized by Target Portfolio upon the distribution of Acquiring Portfolio Shares to its shareholders in liquidation of Target Portfolio in pursuance of the Plan pursuant to Section 361(c)(1) of the Code;

(5)	The basis of the assets of Target Portfolio received by Acquiring Portfolio will be the same as the basis of such assets to Target Portfolio immediately prior to the Reorganization pursuant to Section 362(b) of the Code;

(6)	The holding period of the assets of Target Portfolio received by Acquiring Portfolio will include the period during which such assets were held by Target Portfolio pursuant to Section 1223(2) of the Code;

(7)	No gain or loss will be recognized by the shareholders of Target Portfolio upon the exchange of their shares in Target Portfolio for voting shares of Acquiring Portfolio including fractional shares to which they may be entitled pursuant to Section 354(a) of the Code;

(8)	The aggregate tax basis of Acquiring Portfolio Shares received by the shareholders of Target Portfolio shall be the same as the basis of Target Portfolio Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)	The holding period of Acquiring Portfolio Shares received by shareholders of Target Portfolio (including fractional shares to which they may be entitled) will include the holding period of Target Portfolio Shares surrendered in exchange therefor, provided that Target Portfolio Shares were held as a capital asset on the effective date of the Reorganization pursuant to Section 1223(1) of the Code; and

(10)	Acquiring Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of Target Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Portfolio, the Acquiring Portfolio, or any Shareholder of the Target Portfolio with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(g) That there shall be delivered to DIG, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to DIG, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)	Each Portfolio is a series of DIG and that DIG is a validly existing corporation in good standing under the laws of the State of Maryland;

(2)	DIG is an open-end investment company of the management type registered as such under the 1940 Act; and

(3)	The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of DIG, on behalf of each Portfolio; and

(4)	DIG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio.

In giving the opinion set forth above, this counsel may state that it is relying on certificates of the officers of DIG with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of DIG.

(h) That Acquiring Portfolio’s prospectus contained in the Registration Statement with respect to Acquiring Portfolio Shares delivered to Target Portfolio’s shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Portfolio Shares lawfully to be delivered to each holder of Target Portfolio Shares.

(j) That, at the Closing, there shall be transferred to Acquiring Portfolio, aggregate Net Assets of Target Portfolio comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Target Portfolio on the Closing Date.

(k) The Target Portfolio will provide the Acquiring Portfolio with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Portfolio to the Acquiring Portfolio, (2) the Target Portfolio Shareholder Documentation, (3) if requested by FSS, on behalf of the Acquiring Portfolio, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Portfolio, (4) the Tax books and records of the Target Portfolio for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 6(i).

8.	Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne the Target Portfolio.

9.	Final Tax Returns and Forms 1099 of Target Portfolio.

(a) After the Closing, DIG shall or shall cause its agents to prepare any federal, state, or local Tax returns, including any Forms 1099, required to be filed by DIG with respect to Target Portfolio’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Notwithstanding the provisions of Section 8 hereof, any expenses incurred by Target Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Target Portfolio to the extent such expenses have been or should have been accrued by Target Portfolio in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by the Acquiring Portfolio, at the time such Tax returns and Forms 1099 are prepared.

10.	Cooperation and Exchange of Information.

DIG or its respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of Target Portfolio and Acquiring Portfolio for its taxable period first ending after the Closing and for all prior taxable periods.

11.	Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time, prior to the Closing, or the Closing may be postponed by DIG, on behalf of either Portfolio, if any condition of the obligations set forth in Section 7 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met;

(b) If the transactions contemplated by the Plan have not been consummated by                    , 2018, the Plan shall automatically terminate on that date, unless a later date is set by the officers of DIG.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither DIG, Target Portfolio nor Acquiring Portfolio, nor their directors, officers, or agents or the shareholders of Target Portfolio or Acquiring Portfolio shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 8 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by DIG if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to the Portfolios’ shareholders.

(e) The respective representations and warranties contained in Sections 4 to 7 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither DIG, nor any of its officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of DIG, to be acceptable, such terms and conditions shall be binding as if a part of the Plan.

12.	Liability of Acquiring Portfolio and Target Portfolio.

DIG acknowledges and agrees that all obligations under the Plan on behalf of a Portfolio are binding only with respect to that Portfolio; that any liability of DIG under the Plan with respect to a Portfolio, or in connection with the transactions contemplated herein with respect to a Portfolio, shall be discharged only out of the assets of such Portfolio; that no other series of DIG shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither DIG nor a Portfolio shall seek satisfaction of any such obligation or liability from the shareholders of DIG, the directors, officers, employees or agents of DIG, or any of them.

13.	Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.	Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.	Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Dimensional Investment Group Inc. 6300 Bee Cave Road, Building One, Austin, Texas 78746, Attention: Secretary.

16.	Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

DIG, on behalf of Target Portfolio and Acquiring Portfolio, has adopted the plan on behalf each Portfolio, all as of the date and year first-above written.

DIMENSIONAL INVESTMENT GROUP INC.,
on behalf of LWAS/DFA U.S. High Book to Market Portfolio and U.S. Large Cap Value Portfolio III

By:
Name:
Title:

EXHIBIT B

B-1

Prospectus

February 28, 2017

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III (DFVIX)

U.S. Large Cap Value Portfolio III (DFUVX)

Tax-Managed U.S. Marketwide Value Portfolio II (DFMVX)

This Prospectus describes shares of each Portfolio which:

Are for long-term investors.

Are exclusively available to 401(k) plans, clients of certain financial advisers and other institutional clients, as approved by the Advisor.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

DFA International Value Portfolio III

Investment Objective

The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.41%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

The Example reflects the aggregate annual operating expenses of the International Value Portfolio and the Portfolio’s portion of the expenses of the International Value Series.

PORTFOLIO TURNOVER

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the International Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2016, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,977 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the International Value Series or International Value Portfolio. The International Value Series and International Value Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the International Value Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the International Value Portfolio and the International Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Value Series and the International Value Portfolio use derivatives, the International Value Series and the International Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the International Value Series or the International Value Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA International Value Portfolio III—Total Returns

January 2007-December 2016
Highest Quarter	Lowest Quarter
34.03% (4/09–6/09)	-24.34% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2016

	1 Year	5 Years	10 Years
DFA International Value Portfolio III
Return Before Taxes	8.58%	6.47%	0.46%
Return After Taxes on Distributions	7.59%	5.08%	-0.59%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.47%	5.01%	0.34%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	2.75%	6.07%	0.86%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the International Value Portfolio and the International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Value Series. The following individuals are responsible for the coordinating day to day management of the International Value Portfolio and the International Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2014.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2012.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code (including the deferred compensation plan sponsored by the Advisor or its affiliates), (ii) to clients of certain financial advisors, and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The International Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions generally will be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Large Cap Value Portfolio III

Investment Objective

The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Value Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.13%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166

The Example reflects the aggregate annual operating expenses of the U.S. Value Portfolio and the Portfolio’s portion of the expenses of the U.S. Value Series.

PORTFOLIO TURNOVER

The U.S. Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Value Portfolio’s performance. During the most recent fiscal year, the U.S. Value Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. The U.S. Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust the representation in the U.S. Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2016, the market capitalization of a large cap company would be $4,230 million or above. This dollar amount will change due to market conditions.

The U.S. Value Series and the U.S. Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the U.S. Value Series or U.S. Value Portfolio. The U.S. Value Series and U.S. Value Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the U.S. Value Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the U.S. Value Portfolio and the U.S. Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the U.S. Value Series that owns them, and, in turn, the U.S. Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Value Series and U.S. Value Portfolio use derivatives, the U.S. Value Series and U.S. Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in a value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the U.S. Value Series or the U.S. Value Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Large Cap Value Portfolio III—Total Returns

January 2007-December 2016
Highest Quarter	Lowest Quarter
23.56% (4/09–6/09)	-27.85% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2016

	1 Year	5 Years	10 Years
U.S. Large Cap Value Portfolio III
Return Before Taxes	19.09%	16.85%	6.70%
Return After Taxes on Distributions	17.57%	15.47%	5.81%
Return After Taxes on Distributions and Sale of Portfolio Shares	11.99%	13.49%	5.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Value Portfolio and the U.S. Value Series. The following individuals are responsible for coordinating the day to day management of the U.S. Value Portfolio and the U.S. Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2010.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code (including the deferred compensation plan sponsored by the Advisor or its affiliates), (ii) to clients of certain financial advisors, and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The U.S. Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the U.S. Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions generally will be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Tax-Managed U.S. Marketwide Value Portfolio II

Investment Objective

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.40%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

The Example reflects the aggregate annual operating expenses of the Tax-Managed Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed Value Series.

PORTFOLIO TURNOVER

The Tax-Managed Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed Value Series’ portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

The Advisor’s tax management strategies for the Tax-Managed Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed Value Series. The Tax-Managed Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed Value Series. The Advisor may adjust the representation in the Tax-Managed Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The Advisor also may fix or limit the Tax-Managed Value Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Tax-Managed Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed Value Series and the Tax-Managed Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Tax-Managed Series or Tax-Managed Portfolio. The Tax-Managed Series and Tax-Managed Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Tax-Managed Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Tax-Managed Value Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the Tax-Managed Value Portfolio and the Tax-Managed Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Tax-Managed Value Series that owns them, and, in turn, the Tax-Managed Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax Management Strategy Risk: The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed Value Portfolio may deviate from that of non-tax-managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Tax-Managed Value Series and the Tax-Managed Value Portfolio use derivatives, the Tax-Managed Value Series and the Tax-Managed Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Tax-Managed Series or the Tax-Managed Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Tax-Managed Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed U.S. Marketwide Value Portfolio II—Total Returns

January 2007-December 2016
Highest Quarter	Lowest Quarter
24.26% (4/09–6/09)	-27.66% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2016

	1 Year	5 Years	10 Years
Tax-Managed U.S. Marketwide Value Portfolio II
Return Before Taxes	17.37%	16.69%	6.80%
Return After Taxes on Distributions	15.89%	15.94%	6.22%
Return After Taxes on Distributions and Sale of Portfolio Shares	10.99%	13.47%	5.42%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	18.40%	14.81%	5.76%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Tax-Managed Value Portfolio and the Tax-Managed Value Series. The following individuals are responsible for coordinating the day to day management of the Tax-Managed Value Portfolio and the Tax-Managed Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2010.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients of certain financial advisors, and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The Tax-Managed Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the Tax-Managed Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions generally will be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Information on Investment Objectives and Policies

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus are designed for long-term investors.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Master Funds.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

DFA International Value Portfolio III

The investment objective of the International Value Portfolio is to achieve long-term capital appreciation. The International Value Portfolio invests substantially all of its assets in the International Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing in the securities of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in securities of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Under normal market conditions, the International Value Series intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. Based on market capitalization data as of December 31, 2016, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,977 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2016, the Advisor would consider a large company in the European Monetary Union (EMU) to have a market capitalization of at least $5,561 million, a large company in Norway to have a market capitalization of at least $2,275 million and a large company in Switzerland to have a market capitalization of at least $4,854 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “Market Capitalization Weighted Approach” in this Prospectus. The weightings of countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, MSCI or Citigroup.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

The International Value Series invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. The International Value Series will consider for purchase securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) equity securities of companies in Approved Markets in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (h) securities included in the International Value Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

The International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

U.S. Large Cap Value Portfolio III

The investment objective of the U.S. Value Portfolio is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in the

U.S. Value Series of the Trust, which has the same investment objective and policies as the Portfolio. Ordinarily, the U.S. Value Series will invest its assets in a broad and diverse group of readily marketable securities of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The U.S. Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment for the U.S. Value Series. Generally, the U.S. Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Series. In addition, the U.S. Value Series may sell portfolio securities when their book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the Series.

The total market capitalization range and the value criteria used by the Advisor for the U.S. Value Series, as described above, generally apply at the time of purchase. The U.S. Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The U.S. Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Tax-Managed U.S. Marketwide Value Portfolio II

The investment objective of the Tax-Managed Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in its corresponding Master Fund, the Tax-Managed Value Series of the Trust, which has the same investment objective and policies as the Tax-Managed Value Portfolio.

Ordinarily, the Tax-Managed Value Series will invest its assets in a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, however, the Advisor may consider additional factors, such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Tax-Managed Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The Tax-Managed Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for each of the Tax-Managed Value Series, the Advisor will calculate book to market ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

Generally, the Tax-Managed Value Series do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The total market capitalization ranges, and the value criteria used by the Advisor for The Tax-Managed Value Series, as described above, generally apply at the time of purchase. The Tax-Managed Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The Tax-Managed Value Series may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Tax-Managed Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Tax Management Strategies. The Tax-Managed Value Series seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and may attempt to reduce dividend income.

When selling securities, the Tax-Managed Value Series typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Tax- Managed Value Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor may attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Value Series and Portfolio may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the requisite holding period of the dividend paying stock is not met.

The Tax-Managed Value Series is expected to deviate from its market capitalization weightings to a greater extent than the other Master Funds described in this Prospectus. For example, the Advisor may delay buying the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell the stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while other Master Funds are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Value Series may dispose of securities whenever the Advisor determines that disposition is consistent with its tax management strategies or is otherwise in the best interests of the Tax-Managed Value Series.

Although the Advisor intends to manage the Tax-Managed Value Series in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when the Tax-Managed Value Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gain, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in the Master Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may deviate from the market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings of securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In-Kind Purchases.”) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the International Value Series. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of the International Value Series. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

The Tax-Managed Value Series should not be expected to adhere to its market capitalization weighting approach to the same extent as the other Master Funds. The tax management strategies used by the Advisor for the Tax-Managed Value Series to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighting approach.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

In attempting to respond to adverse market, economic, political, or other considerations, the Portfolios and Master Funds may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolios’ or Master Funds’ principal investment strategies. In these circumstances, the Portfolios or Master Funds (and in turn, their corresponding Feeder Portfolios) may be unable to achieve their investment objectives.

Certain Portfolios and Master Funds may exclude securities of certain real estate investment trusts and utilities.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio or a Master Fund uses derivatives, the Portfolio or Master Fund will be directly exposed to the risks of those derivatives. Derivatives expose a Portfolio or Master Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio or Master Fund to sell or otherwise close a derivatives position could expose the Portfolio or Master Fund to losses and could make derivatives more difficult for the Portfolio or Master Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A Portfolio or Master Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Portfolio’s or Master Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio or Master Fund could lose more than the principal amount invested.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

The Master Funds and Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Master Funds and Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Master Funds and Portfolios.

Securities Loans

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of a Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Master Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Master Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. Each Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2016, the following Portfolios received the following net revenues from a securities lending program, which constituted a percentage of the average daily net assets of the Portfolios (see “SECURITIES LOANS”):

Portfolio	Net Revenue	Percentage of Net Assets
International Value Portfolio III*	$2,081,000	0.11%
U.S. Large Cap Value Portfolio III*	$528,000	0.02%
Tax-Managed U.S. Marketwide Value Portfolio II*	$251,000	0.02%

*	A Portfolio with a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

Management of the Portfolios

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Master Fund, the Advisor is responsible for the management of the Master

Fund’s assets. With respect to an Investment Management Agreement with each Portfolio, the Advisor, manages the portion of each Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. As of the date of this Prospectus, each Portfolio invests substantially all of its assets in its corresponding Master Fund. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has ten members. Investment strategies for the Portfolios and the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of such Portfolio.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the international equity portfolios since 2010 and domestic equity portfolios since 2012.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the international equity portfolios since 2010 and domestic equity portfolios since 2012.

Mr. Singh is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Singh received his MBA from the University of Chicago and his BA from the University of California, Los Angeles. Mr. Singh joined the Advisor originally in 2003, has been a portfolio manager since 2012 and has been responsible for the international equity portfolios since 2015.

Ms. Phillips is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the DFA International Value Portfolio III since 2015.

Mr. Smart is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Smart holds an MBA from the University of Chicago Booth School of Business and a BA from the University of San Diego. Mr. Smart joined the Advisor in 2007, has been a portfolio manager since 2010, and has been responsible for the U.S. Large Cap Value Portfolio III since 2015 and the Tax-Managed U.S. Marketwide Value Portfolio II since 2017.

The SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides each Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to each Portfolio and Master Fund is available in the semi-annual report for the Portfolios and the Master Funds for the fiscal period ending April 30, 2016. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2017, assets under management for all Dimensional affiliated advisors totaled approximately $472 billion.

Dimensional Investment Group Inc. (the “Fund”) and Master Funds bear all of their own fees, expenses, charges, assessments, taxes, and other costs incurred in their operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver Agreements. Expenses of the Fund or Trust allocable to a Portfolio are so allocated and expenses which are not allocable to a Portfolio and a Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2016. The “Management Fee” listed in the table for each Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund. The Advisor, not the International Value Series, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the International Value Series. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia (i) select brokers or dealers to execute purchases and sales of securities in the International Value Series’ portfolio, and assist the Advisor in determining eligible securities available for purchase and sale in the International Value Series; (ii) allocate trades among brokers or dealers; (iii) determine the best and most efficient means of purchasing and selling portfolio securities in order to receive best price and execution; (iv) make recommendations and elections on corporate actions; and (v) provide investment and ancillary services for the Advisor. The Advisor controls DFAL and DFA Australia. DFA Australia is a U.S. federally registered investment advisor located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL is a U.S. federally registered investment advisor located at 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor, the Fund, and, on behalf of the Master Fund, the Trust, have received an exemptive order from the SEC for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval. A “Dimensional Wholly-Owned Sub-advisor” includes but subject to Board approval, (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of

1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). A Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the DFA International Value Portfolio III or Master Fund (the “MOM-Eligible Portfolio”). As described above, DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to the Master Fund. If a new Dimensional Wholly-Owned Sub-advisor is hired for the MOM-Eligible Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling the MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to the MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of each Portfolio, the Fund may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Portfolio. For the array of services provided to shareholders of each Portfolio, the Fund may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AGREEMENTS

Pursuant to a Fee Waiver Agreement for the Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
DFA International Value Portfolio III	0.21%
U.S. Large Cap Value Portfolio III	0.11%
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of a Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. The Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. Dividends and distributions paid to a qualified, tax-advantaged retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-advantaged retirement plan of a Portfolio’s shares will not be subject to federal income taxes. However, the beneficiaries of such tax-advantaged retirement plans may be taxed later upon withdrawal of monies from their accounts. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 ½. Also, unless otherwise indicated, the discussion below with respect to a Portfolio includes its pro rata share of its corresponding Master Fund’s income and assets.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

A Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolios’ default method of average cost, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by a Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase of Shares

Shares of the Portfolios are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code (including, with respect to the International Value Portfolio and the U.S. Value Portfolio, the deferred compensation plan sponsored by the Advisor or its affiliates), (ii) to clients of certain financial advisers and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

IN-KIND PURCHASES

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolios of the Master Fund as described in this Prospectus or as otherwise consistent with the Fund’s policies and procedures. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Value Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market values are available for such securities based on the Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

Policy Regarding Excessive or Short-term Trading

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the holdings of the Master Fund in which the International Value Portfolio invests may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Master Fund’s holdings and the reflection of those changes in the International Value Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because International Value Portfolio’s Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Value Portfolio and its Master Fund calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the

International Value Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in that case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short- term trading activity in a Portfolio may occur. The Portfolios and the Master Funds do not knowingly accommodate aggressive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective

Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the International Value Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours prior to the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Value Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Value Series prices its shares at the close of the NYSE, the International Value Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Value Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Value Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Value Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Value Series uses fair value pricing, the values assigned to the International Value Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the International Value Series monitors the operation of the method used to fair value price the International Value Series’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Value Series and

International Value Portfolio do not price their shares, the net asset value of the International Value Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

PUBLIC OFFERING PRICE

Provided that a financial advisor or the service agent designated under a 401(k) Plan has received the investor’s instructions in good order, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such instructions. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

Exchange of Shares

An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the International Value Portfolio. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

An investor who has invested through an employer’s 401(k) plan may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG, the exchange privilege may be terminated and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG or the Fund involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received an Exchange Form in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan’s service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

Redemption of Shares

REDEMPTION PROCEDURES

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by the Fund’s transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor’s or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to Market close on the redemption date.

Under certain conditions, Portfolios may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Under certain circumstances and when deemed in the best interest of a Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific account is $500 or less. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

REDEMPTIONS IN-KIND

When in the best interest of a Portfolio, the Portfolio (except the Tax-Managed Value Portfolio and the Tax-Managed Value Series) may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with the federal securities laws and regulations governing mutual funds. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may also incur brokerage charges and other transaction costs selling such securities and converting such currencies to dollars. Also, the value of currencies may be affected by currency exchange fluctuations. The Tax-Managed Value Portfolio and the Tax-Managed Value Series are authorized to make redemption payments solely by a distribution of portfolio securities, or a combination of securities and cash, when it is determined by the Advisor to be consistent with the tax management strategies described in this Prospectus and applicable legal and regulatory requirements.

The Feeder Portfolios

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Disclosure of Portfolio Holdings

Each Portfolio and its respective Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within 20 days after the end of each month. Each Portfolio and its respective Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios’ and Master Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the last five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements are included in the Fund’s annual report. Further information about each Portfolio’s performance is contained in the Fund’s annual report which is available upon request.

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	DFA International Value Portfolio III

	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012
Net Asset Value, Beginning of Year	$14.65	$16.26	$17.84	$14.69	$14.81
Income From Investment Operations
Net Investment Income (Loss)#	0.49	0.52	0.78	0.50	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.56)	(1.38)	(0.88)	3.48	(0.12)
Total From Investment Operations	(0.07)	(0.86)	(0.10)	3.98	0.41
Less Distributions
Net Investment Income	(0.47)	(0.49)	(0.76)	(0.51)	(0.48)
Net Realized Gains	(0.31)	(0.26)	(0.72)	(0.32)	(0.05)
Total Distributions	(0.78)	(0.75)	(1.48)	(0.83)	(0.53)
Net Asset Value, End of Year	$13.80	$14.65	$16.26	$17.84	$14.69
Total Return	(0.09)%	(5.41)%	(0.73)%	28.15%	3.14%
Net Assets, End of Year (thousands)	$2,067,127	$1,926,577	$1,836,655	$1,725,850	$1,296,862
Ratio of Expenses to Average Net Assets*	0.24%	0.25%	0.24%	0.25%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.44%	0.30%	0.24%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.70%	3.29%	4.48%	3.15%	3.71%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	U.S . Large Cap Value Portfolio III

	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012
Net Asset Value, Beginning of Year	$23.91	$25.30	$22.75	$17.11	$14.77
Income From Investment Operations
Net Investment Income (Loss)#	0.53	0.53	0.46	0.39	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.49	(0.26)	3.01	5.64	2.33
Total From Investment Operations	1.02	0.27	3.47	6.03	2.67
Less Distributions
Net Investment Income	(0.54)	(0.50)	(0.44)	(0.39)	(0.33)
Net Realized Gains	(1.24)	(1.16)	(0.48)	—	—
Total Distributions	(1.78)	(1.66)	(0.92)	(0.39)	(0.33)
Net Asset Value, End of Year	$23.15	$23.91	$25.30	$22.75	$17.11
Total Return	4.69%	1.34%	15.62%	35.65%	18.32%
Net Assets, End of Year (thousands)	$3,061,350	$3,003,155	$2,992,619	$2,648,111	$2,076,447
Ratio of Expenses to Average Net Assets*	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.23%	0.16%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.18%	1.89%	1.97%	2.13%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II

	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012
Net Asset Value, Beginning of Year	$24.61	$24.42	$21.53	$16.13	$13.88
Income From Investment Operations
Net Investment Income (Loss)#	0.48	0.45	0.37	0.34	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.24	2.88	5.39	2.24
Total From Investment Operations	0.64	0.69	3.25	5.73	2.53
Less Distributions
Net Investment Income	(0.48)	(0.43)	(0.36)	(0.33)	(0.28)
Net Realized Gains	(0.41)	(0.07)	—	—	—
Total Distributions	(0.89)	(0.50)	(0.36)	(0.33)	(0.28)
Net Asset Value, End of Year	$24.36	$24.61	$24.42	$21.53	$16.13
Total Return	2.78%	2.88%	15.18%	35.90%	18.50%
Net Assets, End of Year (thousands)	$1,524,537	$1,487,169	$1,480,557	$1,279,664	$960,801
Ratio of Expenses to Average Net Assets*	0.22%	0.22%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.42%	0.28%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.80%	1.60%	1.80%	1.97%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
#	Computed using average shares outstanding.

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc.—Registration No. 811-6067

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022817-008

STATEMENT OF ADDITIONAL INFORMATION

FOR

DFA International Value Portfolio III and

U.S. Large Cap Value Portfolio III,

series of

Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One

Austin, Texas 78746

(512) 306-7400

Dated January 24, 2018

Acquisition of Substantially All of the Assets of:

DFA INTERNATIONAL VALUE PORTFOLIO II

(a series of Dimensional Investment Group Inc.)

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

(a series of DFA Investment Dimensions Group Inc.)

By and in exchange for shares of

DFA INTERNATIONAL VALUE PORTFOLIO III

(a series of Dimensional Investment Group Inc.)

Acquisition of Substantially All of the Assets of:

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

(a series of Dimensional Investment Group Inc.)

By and in exchange for shares of

U.S. LARGE CAP VALUE PORTFOLIO III

(a series of Dimensional Investment Group Inc.)

This Statement of Additional Information (“SAI”) is being furnished to shareholders of the: DFA International Value Portfolio II (the “International II Target Portfolio”), the LWAS/DFA International High Book to Market Portfolio (the “LWAS International Target Portfolio”) and the LWAS/DFA U.S. High Book to Market Portfolio (the “LWAS U.S. Target Portfolio”) (each a “Target Portfolio” and together, the “Target Portfolios”) in connection with the reorganizations of the Target Portfolios into other portfolios in the Dimensional Fund Complex as described in the Information Statement/Prospectus (the “Reorganizations”) and as set forth below in the chart:

Target Fund	Acquiring Fund
DFA International Value Portfolio II	DFA International Value Portfolio III

LWAS/DFA International High Book to Market Portfolio	DFA International Value Portfolio III

LWAS/DFA U.S. High Book to Market Portfolio	U.S. Large Cap Value Portfolio III

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of the DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (each an “Acquiring Fund” and together, the “Acquiring Funds”), dated February 28, 2017, as supplemented to date, previously filed via EDGAR on February 28, 2017 [Accession No. 0001193125-17-061377].

2.	Statement of Additional Information of the International II Target Portfolio, dated February 28, 2017, as supplemented to date, previously filed via EDGAR on February 28, 2017 [Accession No. 0001193125-17-061377].

3.	Statement of Additional Information of the LWAS International Target Portfolio, dated February 28, 2017, as supplemented to date, previously filed via EDGAR on February 28, 2017 [Accession No. 0001193125-17-061334].

4.	Statement of Additional Information of the LWAS U.S. Target Portfolio, dated February 28, 2017, as supplemented to date, previously filed via EDGAR on February 28, 2017 [Accession No. 0001193125-17-061377].

5.	Annual Report to Shareholders of the Acquiring Funds for the fiscal year ended October 31, 2017, as previously filed via EDGAR on January 8, 2018 [Accession No. 0001193125-18-005867].

6.	Annual Report to Shareholders of the International II Target Portfolio for the fiscal year ended October 31, 2017, as previously filed via EDGAR on January 8, 2018 [Accession No. 0001193125-18-005867].

7.	Annual Report to Shareholders of the LWAS International Target Portfolio for the fiscal year ended October 31, 2017, as previously filed via EDGAR on January 8, 2018 [Accession No. 0001193125-18-005841].

8.	Annual Report to Shareholders of the LWAS U.S. Target Portfolio for the fiscal year ended October 31, 2017, as previously filed via EDGAR on January 8, 2018 [Accession No. 0001193125-18-005867].

No pro forma financial statements showing the effect of the proposed Reorganizations of the Target Funds into the Acquired Funds, as required pursuant to Rule 11-01 of Regulation S-X, are included in this SAI, as the Target Funds’ net assets do not exceed 10% of the corresponding Acquiring Fund’s net assets as of a date within 30 days of the filing of the SAI with the Securities and Exchange Commission.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated January 24, 2018, relating to the Reorganizations. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746 or DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746, by accessing the documents at the Funds’ website at http://us.dimensional.com, or by calling collect (512) 306-7400.

DIMENSIONAL INVESTMENT GROUP INC.

FORM N-14

PART C

OTHER INFORMATION

ITEM 15.

(1)    Reference is made to Article 10 of the Registrant’s Amended and Restated Bylaws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

10.1    Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

10.2    Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.

10.3    Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

10.4    Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

10.5    Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6    Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the “Corporation” shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.7    Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

(2)    Reference is made to Article Eighth of the Registrant’s Articles of Amendment and Restatement, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

Section 8.1.    Limitation of Liability. To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages. No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 8.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.

Section 8.2.    Indemnification.

(a)    Any word or words used in this Section 8.2 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.

(b)    The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

(c)    No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 8.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

(1)	Copies of the charter of the Registrant as now in effect.

	(a)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	December 14, 2009.

(b)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	December 14, 2009.

(c)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2011.

(d)	Articles Supplementary filed with the Maryland Secretary of State on May 6, 2010

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2011.

(e)	Articles of Amendment filed with the Maryland Secretary of State on May 6, 2010

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2011.

	(f)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2011.

	(g)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2011.

	(h)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2012.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

	(a)	Amended and Restated By-Laws of the Registrant

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 72/73 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 27, 2015.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

	(a)	Forms of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)	Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

	(a)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement.

	(b)	See Article 8 of the Registrant’s Amended and Restated Bylaws.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

	(a)	Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

	(b)	Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Value Portfolio II

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

	(c)	Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Value Portfolio III

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

(d)	Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Value Portfolio IV

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(e)	Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Portfolio II

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(f)	Investment Management Agreement between the Registrant and DFA re: the:

* Global Allocation 25/75 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(g)	Investment Management Agreement between the Registrant and DFA re: the:

* Global Allocation 60/40 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(h)	Investment Management Agreement between the Registrant and DFA re: the:

* Global Equity Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(i)	Investment Management Agreement between the Registrant and DFA re: the:

* LWAS/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(j)	Investment Management Agreement between the Registrant and DFA re: the:

* LWAS/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(k)	Investment Management Agreement between the Registrant and DFA re: the:

* LWAS/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

(l)	Investment Management Agreement between the Registrant and DFA re: the:

* Tax-Managed U.S. Marketwide Value Portfolio II

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

	(m)	Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Value Portfolio II

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

	(n)	Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

	(o)	Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

	(a)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 13, 2011.

(8)	Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

	(a)		Custodian Agreement between the Registrant and State Street Bank and Trust Company

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	February 28, 2013.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

		(a)	Form of Amended Multiple Class Plan Pursuant to Rule 18f-3 re the:

* Global Equity Portfolio

* Global 60/40 Portfolio

* Global 25/75 Portfolio

* DFA International Value Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	May 13, 2011.

	(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

		(a)	Opinion and Consent of Counsel dated January 23, 2018, filed herewith as Exhibit EX-99.11.a.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel to be filed by Post-Effective Amendment to this Registration Statement on Form N-14.

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2013.

		(i)	Amendment No. 1 dated August 8, 2013 re: calculation and payment of shareholder service fees.

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	February 28, 2014.

		(ii)	Form of Amendment No. 2 re: the addition of “FAN” services.

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	February 28, 2014.

(b)	Administration Agreement between the Registrant and State Street Bank and Trust Company

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2013.

(c)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

	(i)	Dated March 13, 1996 re the:

* RWB/DFA Two-Year Government Portfolio

Incorporated by reference to:

		Filing:		Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:		33-33980 and 811-6067.
		Filing Date:		March 3, 1998.

		(aa)	Amended Agreement dated March 13, 1996 re the:

* RWB/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	March 3, 1998.

		(bb)	Amendment Number Two re the reflection of the following name change:

* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	January 26, 2001.

		(cc)	Amendment Number Three re the reflection of the following name change:

* AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	February 27, 2009.

(ii)	Dated March 13, 1996 re the:

* RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

	Filing:		Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		March 3, 1998.

	(aa)	Amended Agreement dated March 13, 1996 re

* RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(bb)	Amendment Number Two re the reflection of the following name change:

* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

	(cc)	Amendment Number Three re the reflection of the following name change:

* AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 16, 2002.

	(dd)	Amendment Number Four re the reflection of the following name change:

* AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 27, 2009.

(iii)	Dated March 13, 1996 re the:

* RWB/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

	Filing:		Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		March 3, 1998.

	(aa)	Amendment dated March 13, 1996 re

* RWB/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(bb)	Addendum Number Two re the reflection of the following name change:

* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

	(cc)	Addendum Number Three re the reflection of the following name change:

* AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N- 1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 27, 2009.

(d)	Form of Facility Agreement with DFA. Previously filed with this registration statement and incorporated herein by reference.

(e)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:

* U.S. Small Cap Portfolio II;
* U.S. Large Cap Portfolio II; and
* DFA International Value Portfolio II

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(f)	Form of Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:

* Global Equity Portfolio
* Global 60/40 Portfolio
* Global 25/75 Portfolio

Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	February 28, 2017.

	(g)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:

* DFA International Value Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

	(h)	Form of Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:

* U.S. Large Company Portfolio

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

	(i)	Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:

* DFA International Value Portfolio II
* DFA International Value Portfolio III
* DFA International Value Portfolio IV
* Emerging Markets Portfolio II
* LWAS/DFA U.S. High Book to Market Portfolio
* Tax-Managed U.S. Marketwide Value Portfolio II
* U.S. Large Cap Value Portfolio II
* U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	February 28, 2017.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

	(a)	Consents of Independent Registered Public Accounting Firm filed herewith as Exhibit EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(l);

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

	(a)	Powers of Attorney are incorporated herein by reference to the Powers of Attorney previously filed on EDGAR on Form N-14 on December 11, 2017.

(17)	Any additional exhibits which the Registrant may wish to file.

	(a)	Code of Ethics of the Registrant, the Advisor and the Underwriter.

Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 13, 2011.

ITEM 17.	UNDERTAKINGS.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

(4)    The undersigned Registrant agrees to file by Post-Effective Amendment the final Agreements and Plans of Reorganization required by Item 16(4) (a) of Form N-14 within a reasonable time after they are finalized.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of Austin and the State of Texas on the 23rd day of January, 2018.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David G. Booth*	Director and Chairman	January 23, 2018
David G. Booth

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	January 23, 2018
Gerard K. O’Reilly	Chief Investment Officer

/s/ David P. Butler*	Co-Chief Executive Officer	January 23, 2018
David P. Butler

/s/ Gregory K. Hinkle*	Chief Financial Officer,	January 23, 2018
Gregory K. Hinkle	Treasurer and Vice President

/s/ George M. Constantinides*	Director	January 23, 2018
George M. Constantinides

/s/ Douglas W. Diamond*	Director	January 23, 2018
Douglas W. Diamond

/s/ Roger G. Ibbotson*	Director	January 23, 2018
Roger G. Ibbotson

/s/ Edward P. Lazear*	Director	January 23, 2018
Edward P. Lazear

/s/ Myron S. Scholes*	Director	January 23, 2018
Myron S. Scholes

/s/ Abbie J. Smith*	Director	January 23, 2018
Abbie J. Smith

* By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

SIGNATURES

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Registration Statement of Dimensional Investment Group Inc., which has been signed on behalf of the Registrant in the City of Austin and the State of Texas on the 23rd day of January, 2018.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth*	Trustee and Chairman	January 23, 2018
David G. Booth

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	January 23, 2018
Gerard K. O’Reilly	Chief Investment Officer

/s/ David P. Butler*	Co-Chief Executive Officer	January 23, 2018
David P. Butler

/s/ Gregory K. Hinkle*	Chief Financial Officer,	January 23, 2018
Gregory K. Hinkle	Treasurer and Vice President

/s/ George M. Constantinides*	Trustee	January 23, 2018
George M. Constantinides

/s/ Douglas W. Diamond*	Trustee	January 23, 2018
Douglas W. Diamond

/s/ Roger G. Ibbotson*	Trustee	January 23, 2018
Roger G. Ibbotson

/s/ Edward P. Lazear*	Trustee	January 23, 2018
Edward P. Lazear

/s/ Myron S. Scholes*	Trustee	January 23, 2018
Myron S. Scholes

/s/ Abbie J. Smith*	Trustee	January 23, 2018
Abbie J. Smith

* By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Exhibit No.	Description

EX-99.11.a	Opinion and Consent of Counsel

EX-99.14.a	Consents of Independent Registered Public Accounting Firm